U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	__
Post-Effective Amendment No.	50

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	53

(Check appropriate box or boxes)

WILLIAMSBURG INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principle Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 587-3400

W. Lee H. Dunham, Esq.
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Copies to:
John F. Splain, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ X /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The
Davenport
Funds

Davenport Core Fund
Ticker Symbol: DAVPX

Davenport Value & Income Fund
Ticker Symbol: _____

Davenport Equity Opportunities Fund
Ticker Symbol: _____

PROSPECTUS

December 12, 2010

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Risk/Return Summary
Davenport Core Fund	3
Davenport Value & Income Fund	8
Davenport Equity Opportunities Fund	13
Information Relevant to All Funds	18
Additional Investment Information	19
How to Purchase Shares	20
How to Redeem Shares	24
How Net Asset Value is Determined	26
Management of the Funds	27
Dividends, Distributions and Taxes	29
Financial Highlights	30
Privacy Notice	31
For Additional Information	back cover

2

RISK/RETURN SUMMARY

Davenport Core Fund

What is the Fund’s Investment Objective?

The Fund’s investment objective is long term growth of capital.

What are the Fund’s Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 103	$ 322	$ 558	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

3

What are the Fund’s Principal Investment Strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks. The Advisor will invest in common stocks of companies that show strong growth potential, have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for strong growth, the Advisor will focus on several criteria, including, among other things:

•	price-earnings ratios

•	rate of earnings growth

•	depth of management

•	the company’s past financial stability

•	the company’s present and projected position within its industry

•	dividend record

The Advisor attempts to control risk through diversification among major market sectors. The Advisor does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Advisor to be of comparable quality. The Fund may also invest in warrants.

The Fund may invest up to 30% of its net assets in common stocks and other equity securities of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.”

A security will be sold when the Advisor believes it no longer has the potential for strong growth, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, or when more attractive opportunities become available. The Advisor will sell a preferred stock or convertible bond if its rating is reduced below the four highest investment grades assigned by a rating agency, subject to market conditions and the Advisor’s assessment of the most opportune time for sale.

4

What are the Principal Risks of Investing in the Fund?

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

Small Company Risk. While small, unseasoned companies generally have potential for rapid growth, they often involve higher risks because they may lack the management experience, financial resources, product diversification and

5

other competitive strengths of larger companies. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded, i.e., not quoted daily in the financial press and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of smaller companies may be subject to greater price fluctuations.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Some securities selected by the Advisor may not appreciate in value as expected.

What has been the Fund’s Performance History?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

The Fund’s 2010 year-to-date return through September 30, 2010 is ______% .

During the periods shown in the bar chart, the highest return for a quarter was 14.40% during the quarter ended June 30, 2009 and the lowest return for a quarter was -20.67% during the quarter ended December 31, 2008.

6

Average Annual Total Returns For Periods Ended December 31, 2009:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year	Five Years	Ten Years
Return Before Taxes	25.07%	1.47%	1.00%
Return After Taxes on Distributions	24.90%	0.83%	0.61%
Return After Taxes on Distributions and Sale of Fund Shares	16.47%	1.29%	0.84%

STANDARD & POOR’S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%

Management of the Fund

Investment Advisor

Davenport & Company LLC (the “Advisor”)

Portfolio Managers

The Fund is managed by the Advisor’s Investment Policy Committee, each of whom has an equal role in the decision making process. The members of the Investment Policy Committee are:

Name	Title with the Advisor	Length of Service to the Fund
Michael S. Beall, CFA, CPA	Executive Vice President and Director	Since inception (1998)
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since 1999
E. Trigg Brown, Jr.	Executive Vice President and Director	Since 2002
William M. Noftsinger, Jr.	Senior Vice President and Director	Since 2002
Robert B. Giles	Executive Vice President and Director	Since 2007
I. Lee Chapman, IV, CFA	Senior Vice President and Director	Since 2007
George L. Smith, III, CFA	Senior Vice President and Director	Since 2010

For important information about purchases and sales of Fund shares, tax information and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 18 of this Prospectus.

7

Davenport Value & Income Fund

What are the Fund’s Investment Objectives?

The Fund’s investment objective is to achieve long term growth while generating current income through dividend payments on portfolio securities.

What are the Fund’s Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Other Expenses*	0.55%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.31%

*	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 133	$ 415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

8

What are the Fund’s Principal Investment Strategies?

Under normal circumstances, the Fund will invest primarily in common stocks of companies that have attractive valuations and dividend growth potential. The Advisor seeks to identify companies that may be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. The Fund may also invest in special situation companies that have experienced significant difficulties but are believed to have favorable prospects for recovery. The Advisor also seeks to identify companies whose dividends have the potential to yield significantly more than the dividends on the S&P 500 Index overall. The Advisor will assess the sustainability of a company’s dividend payments by analyzing its dividend history, its competitive position and industry dynamics. The Advisor uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In selecting investments for the Fund, the Advisor will focus on companies that exhibit one or more of the following characteristics:

•	attractive valuation based on intrinsic, absolute and relative value

•	dividend yields greater than the market or the relevant sector or industry

•	history of growing dividends with the likelihood of sustainable dividend growth

•	an attractive business model, sound balance sheet and a disciplined management team

The Advisor attempts to control risk through diversification among major market sectors. The Advisor does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in shares of exchange traded funds (" ETFs") if the Advisor believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 20% of its net assets in ETFs.

Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Advisor to be of comparable quality. The Fund may also invest in warrants.

The Fund may invest up to 30% of its net assets in common stocks and other equity securities of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.” The Fund may invest in ETFs that invest

9

primarily in common stocks of foreign companies, including regional and/or country specific ETFs, as well as emerging market ETFs.

A security will be sold when the Advisor believes it no longer has the potential for capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, or when more attractive opportunities become available. The Advisor will sell a preferred stock or convertible bond if its rating is reduced below the four highest investment grades assigned by a rating agency, subject to market conditions and the Advisor’s assessment of the most opportune time for sale.

What are the Principal Risks of Investing in the Fund?

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in

10

developed countries. The economies in developing countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

Small Company Risk. Small, unseasoned companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded, i.e., not quoted daily in the financial press and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of smaller companies may be subject to greater price fluctuations.

Exchange Traded Fund Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Investment Style and Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income. The Fund’s value style may go out of favor with investors and some securities selected by the Advisor may not appreciate in value as expected.

11

What has been the Fund’s Performance History?

The Fund is newly organized and does not have a performance history.

Management of the Fund

Investment Advisor

Davenport & Company LLC (the “Advisor”)

Portfolio Managers

The Fund is managed by the Advisor’s Investment Policy Committee, each of whom has an equal role in the decision making process. Each member of the Investment Policy Committee has served on the Committee since the Fund’s inception. The members of the Investment Policy Committee are:

Name	Title with the Advisor
Michael S. Beall, CFA, CPA	Executive Vice President and Director
John P. Ackerly, IV, CFA	Senior Vice President and Director
E. Trigg Brown, Jr.	Executive Vice President and Director
William M. Noftsinger, Jr.	Senior Vice President and Director
Robert B. Giles	Executive Vice President and Director
I. Lee Chapman, IV, CFA	Senior Vice President and Director
George L. Smith, III, CFA	Senior Vice President and Director

For important information about purchases and sales of Fund shares, tax information and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 18 of this Prospectus.

12

Davenport Equity Opportunities Fund

What is the Fund’s Investment Objective?

The Fund’s investment objective is long term capital appreciation.

What are the Fund’s Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Other Expenses*	0.55%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.31%

*	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 133	$ 415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

13

What are the Fund’s Principal Investment Strategies?

Under normal circumstances, at least 80% of the Fund’s net assets will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. The Fund will invest primarily in common stocks of medium and small capitalization companies. The Advisor defines medium capitalization companies as those whose market capitalization, at the time of purchase, is between $2 billion and $10 billion and defines small cap companies as those whose market capitalization, at the time of purchase, is between $300 million and $2 billion. The Fund will invest in common stocks of companies that, in the Advisor’s opinion, show strong growth potential, have strong and focused management, solid balance sheets and a history of proven results. The Advisor uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In determining whether a company has the potential for strong growth, the Advisor will focus on companies that exhibit one or more of the following characteristics:

•	Evidence of Financial Strength – The company has a consistent generation of free cash flow, a strong balance sheet, a high return on invested capital and the ability to grow revenues

•	Pricing Flexibility – The company has the ability to adjust its prices independent of competitive forces

•	Competitive Advantage – The company has a significant niche in its market and competitive barriers that do not easily allow competition.

•	Disciplined Management – The company has an experienced and sound management team that is focused on building value

•
Attractive Valuation – The company is selling at a low price relative to its assets, earnings, cash flow or business franchise. This may be determined by its price-earnings ratio, price-book ratio or price-sales ratio

The Fund may also invest in special situation companies that have fallen out of favor with the market but are believed to offer favorable risk-adjusted returns. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds or spin-offs), a restructuring of assets, or a reduction of free cash flow. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure. The Advisor attempts to control risk through diversification among major market sectors, but may overweight a position if it has a strong conviction about its potential for capital appreciation.

14

The Fund may invest in shares of ETFs if the Advisor believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 20% of its net assets in ETFs.

Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Advisor to be of comparable quality. The Fund may also invest in warrants. The Fund may invest up to 30% of its net assets in common stocks and other equity securities of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.”  The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs, as well as emerging market ETFs.

A security will be sold when the Advisor believes it no longer has the potential for strong growth, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, or when more attractive opportunities become available. The Advisor will sell a preferred stock or convertible bond if its rating is reduced below the four highest investment grades assigned by a rating agency, subject to market conditions and the Advisor’s assessment of the most opportune time for sale.

What are the Principal Risks of Investing in the Fund?

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

15

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

Small and Medium Company Risk. Investing in small and medium capitalization companies involves greater risk than is customarily associated with larger, more established companies. These companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded, i.e., not quoted daily in the financial press and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small and medium capitalization companies may be subject to greater price fluctuations. These risks may be more pronounced for investments in small capitalization companies.

Exchange Traded Fund Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at

16

a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Investment Style and Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Some securities selected by the Advisor may not appreciate in value as expected.

What has been the Fund’s Performance History?

The Fund is newly organized and does not have a performance history.

Management of the Fund

Investment Advisor

Davenport & Company LLC (the “Advisor”)

Portfolio Managers

The Advisor’s Investment Policy Committee has overall responsibility for the management of the Fund’s portfolio. Each member of the Investment Policy Committee has served on the Committee since the Fund’s inception. The Investment Policy Committee has appointed a sub-committee of I. Lee Chapman, IV, CFA and George L. Smith, III, CFA to select portfolio securities for the Fund. The members of the Advisor’s Investment Policy Committee are:

Name	Title with the Advisor
Michael S. Beall, CFA, CPA	Executive Vice President and Director
John P. Ackerly, IV, CFA	Senior Vice President and Director
E. Trigg Brown, Jr.	Executive Vice President and Director
William M. Noftsinger, Jr.	Senior Vice President and Director
Robert B. Giles	Executive Vice President and Director
I. Lee Chapman, IV, CFA	Senior Vice President and Director
George L. Smith, III, CFA	Senior Vice President and Director

For important information about purchases and sales of Fund shares, tax information and financial intermediary compensation, please see “Information Relevant to All Funds” below.

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INFORMATION RELEVANT TO ALL FUNDS

Purchase and Sale of Fund Shares

Minimum Initial Investment – $5,000, except that the minimum is $2,000 for tax-deferred retirement accounts

Minimum Subsequent Investment – None, except the minimum for participants in the Automatic Investment Plan is $100

General Information. You may purchase or redeem (sell) shares of the Funds on each day that the Funds are open for business. Transactions may be initiated by written request, by wire transfer or through your financial institution.

Tax Information

Each Fund’s distributions are generally taxed as ordinary income or capital gains unless you are investing though a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, or you are a tax-exempt investor.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

The investment objective of the Davenport Core Fund is long term growth of capital. Current income is incidental to this objective and may not be significant.

The investment objective of the Davenport Value & Income Fund is to achieve long term growth while generating current income through dividend payments on portfolio securities.

The investment objective of the Davenport Equity Opportunities Fund is long term capital appreciation.

The investment objective of each Fund may not be changed without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund’s shares.

TEMPORARY DEFENSIVE POSITION

Money market instruments will typically represent a portion of each Fund’s portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Funds. For temporary defensive purposes, when the Advisor determines that market conditions warrant, a Fund may depart from its normal investment objective and money market instruments may be emphasized, even to the point that 100% of the Fund’s assets may be so invested. Money market instruments mature in 13 months or less from the date of purchase and include U.S. Government securities and corporate debt securities (including those subject to repurchase agreements), bankers’ acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes). At the time of purchase, money market instruments will have a short-term rating in the highest category by a rating agency or, if not rated, will have been issued by a corporation having an outstanding unsecured debt issue rated A or better by a rating agency or, if not so rated, will be of equivalent quality in the Advisor’s opinion. When a Fund invests in money market instruments for temporary defensive purposes, it may not achieve its investment objective(s).

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HOW TO PURCHASE SHARES

There are no sales commissions charged to investors. You may obtain assistance in opening an account by calling Ultimus Fund Solutions, LLC (the “Administrator”) toll-free 1-800-281-3217, or by writing to the Administrator at the address shown below for regular mail orders. You may also obtain assistance through any broker-dealer or financial institution authorized to sell shares of the Funds. Contact your brokerage firm or financial institution to determine whether it is authorized to accept orders on behalf of the Funds. Your broker-dealer or financial institution may charge you a fee for its services.

The minimum initial investment in the Funds is $5,000, or $2,000 for tax-deferred retirement accounts. The Funds may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, drafts, “starter” checks, travelers’ checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, to protect the Funds from check fraud, the Funds do not accept checks made payable to third parties.

Shares will be purchased at a Fund’s net asset value (“NAV”) next determined after your order is received by the Administrator in proper form. An order is considered to be in proper form if it is complete and contains all necessary information to process the order, is accompanied by payment in full of the purchase amount, and is delivered in an approved manner as set forth in this Prospectus. Direct orders received in proper form by the Administrator, whether by mail or bank wire, prior to the close of the regular session of trading on the New York Stock Exchange (the “Exchange”) on any business day, generally 4:00 p.m. Eastern time, will purchase shares at the NAV next determined on that business day. If your order is not received by the close of the regular session of trading on the Exchange, your order will purchase shares at the NAV determined on the next business day. Purchase orders received by authorized broker-dealers and other financial institutions prior to the close of the regular session of trading on the Exchange on any business day will purchase shares at the NAV determined on that day.

You should be aware that the Funds’ Account Application contains provisions in favor of the Funds, the Advisor, the Administrator and certain of their affiliates, excluding such entities from certain liability in connection with the performance of any acts instructed by the shareholder or genuinely believed to be instructed by the shareholder; provided, however, that such entities will be excluded from liability only if such entities have exercised due care to determine that the instructions are genuine. If reasonable procedures are not followed by such entities, they will not be excluded from liability.

By sending your check to the Administrator, please be aware that you are authorizing the Administrator to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account

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will be debited as early as the same day the Administrator receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Administrator cannot post the transaction electronically, you authorize the Administrator to present an image copy of your check for payment.

If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Funds or the Administrator in the transaction.

Regular Mail Orders. An Account Application is available by calling 1-800-281-3217. Please complete and sign the Account Application, enclose your check made payable to the appropriate Fund, and mail it to:

The Davenport Funds
c/o Shareholder Services
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Bank Wire Orders. You may invest in the Funds by bank wire. To establish a new account or add to an existing account by wire, please call the Administrator at 1-800-281-3217 before wiring funds to advise the Administrator of the investment, the dollar amount and the account registration. For initial purchases, you should be prepared to provide the Administrator, by mail or facsimile, with a completed, signed Account Application. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

US Bank NA
ABA# 042000013
For The Davenport Funds #0199456716
For {Name of Fund}
For {Shareholder name and account number or tax identification number}

It is important that the wire contain all the information and that the Funds receive prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Administrator as described under “Regular Mail Orders” above.

Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then current NAV. Before making additional investments by bank wire, please call the Administrator at 1-800-281-3217 to alert the Administrator that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the “Invest by Mail” stub that is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

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Automatic Investment Plan. The Automatic Investment Plan enables you to make regular periodic investments in shares through automatic charges to your checking account. With your authorization and bank approval, the Administrator will automatically charge your checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the then current NAV on or about the 15th day or the last business day of the month or both. You may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

Exchange Privilege. You may use proceeds from the redemption of shares of any Fund to purchase shares of another Fund, provided that shares of the Fund to be acquired are offered for sale in your state of residence. There is no charge for this exchange privilege. Before making an exchange, you should read the portion of the Prospectus relating to the Fund into which the shares are to be exchanged. The shares of the Fund to be acquired will be purchased at the NAV next determined after receipt by the Administrator of the exchange request in proper form. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, each Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

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After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Frequent Purchases and Redemptions of Fund Shares. The Funds have been designed as long-term investments and not as a frequent or short-term trading (“market timing”) options. The Funds discourage and do not accommodate frequent purchases and redemptions. Accordingly, the Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Funds. The Funds, through their service providers, monitor shareholder trading activity to ensure compliance with the Funds’ policies. The Funds prepare reports illustrating purchase and redemption activity to detect market timing activity. The Funds have also reserved the right to impose a limit on the number of exchanges between the Funds. In addition, the Funds reserve the right to reject any purchase request that they believe to be market timing or otherwise potentially disruptive in nature. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Funds. The Funds may also modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Each of the restrictions on frequent purchases and redemptions of Fund shares described above applies uniformly in all cases.

The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement the Funds’ investment strategies. In addition to being disruptive, the risks to the Funds presented by market timing are higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the Funds’ ability to maximize investment returns; and potentially diluting the value of the Funds’ shares. These risks can have an adverse affect on the Funds’ performance.

The Funds have entered into agreements with intermediaries obligating them to provide, upon request, information regarding their customers and their customers’ transactions in shares of the Funds when shares are held in omnibus accounts. The Funds rely on intermediaries to help enforce their market timing policies. For example, intermediaries assist the Funds in determining whether an investor is trading in violation of the Funds’ policies. The Funds reserve the right to reject an order placed from an omnibus account. Although the Funds have taken these steps to discourage frequent purchases and redemptions of shares, the Funds cannot guarantee that such trading will not occur.

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HOW TO REDEEM SHARES

You may redeem shares of the Funds on each day that the Funds are open for business by sending a written request to the Funds. The Funds are open for business on each day the Exchange is open for business. All redemption orders received in proper form, as indicated herein, by the Administrator prior to the close of the regular session of trading on the Exchange, generally 4:00 p.m. Eastern time, will redeem shares at the NAV determined as of that business day’s close of trading. Otherwise, your order will redeem shares at the NAV determined on the next business day. An order is considered to be in proper form if it is complete and contains all necessary information to process the order (including the proper account information, the number of shares or dollar amount to be redeemed and the appropriate signatures), and is delivered in an approved manner as set forth in this Prospectus. You may also redeem your shares through a broker-dealer or financial institution that has been authorized to accept orders on behalf of the Funds. Your redemption will be processed at the NAV determined on that business day if your order is received by the broker-dealer or financial institution in proper form prior to the close of the regular session of trading on the Exchange on that day. Contact your brokerage firm or financial institution to determine whether it is authorized to accept orders on behalf of the Funds. Your brokerage firm or financial institution may charge you a fee for its services.

Your request should be mailed to the address shown below and include the following information:

The Davenport Funds
c/o Shareholder Services
P.O. Box 46707
Cincinnati, Ohio 45246-0707

1)
your letter of instruction or a stock assignment specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)	any required signature guarantees (see “Signature Guarantees”); and

3)	other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

If you are uncertain of the requirements for redemption, please contact the Administrator at 1-800-281-3217 or write to the address shown above.

Your redemption proceeds will be mailed to you within 3 business days after receipt of your redemption request in proper form. However, a Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. You may reduce or avoid such delay (which may take up to 15 days) if you purchase shares by certified check

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or wire transfer. In such cases, the NAV next determined after receipt of your request for redemption will be used in processing your redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares.

You may choose to have redemption proceeds mailed to your address of record, your bank, or to any other authorized person. You may have the proceeds sent to your domestic bank by bank wire ($5,000 minimum) or through an Automated Clearing House (“ACH”) transaction ($100 minimum). You may not redeem shares of the Funds by wire on days that your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Funds. You may change your redemption instructions any time you wish by sending a letter to the Administrator with your new redemption instructions.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $5,000, or less than $2,000 for tax-deferred retirement accounts (due to redemptions or transfers, but not due to market action) upon 60 days’ written notice. If you bring your account value up to the minimum requirements during the notice period, your account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

Signature Guarantees. To protect your account and the Funds from fraud, a signature guarantee may be required to be sure that you are the person who has authorized a redemption if the shares to be redeemed have a value of more than $50,000. Signature guarantees are also required (1) for change of registration requests, (2) for requests to establish or change redemption services other than through your initial Account Application, and (3) if the name(s) or the address on your account has been changed within 15 days of your redemption request. The Administrator will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in the STAMP Medallion Program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in the STAMP Medallion Program will not be accepted. A notary public cannot provide a signature guarantee. The Administrator has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Administrator reserve the right to amend these standards at any time without notice.

Systematic Withdrawal Plan. If your shares of any Fund are valued at $10,000 or more at the current NAV, you may establish a Systematic Withdrawal Plan to receive a check, on the 15th and/or the last business day of each month, in a stated amount of not less than $100. The Funds will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. You may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to your bank account by completing the applicable section on the Account Application form, or by writing to the Administrator.

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Redemptions in Kind. Each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only when circumstances exist which would, in the opinion of the Advisor, make it in the best interests of the Fund and its shareholders to do so. A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

HOW NET ASSET VALUE IS DETERMINED

The NAV of each Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Each Fund’s NAV is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. NAV includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities traded on a national stock exchange will be valued at the closing price on the principal exchange where the security is traded on the valuation date. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities that are traded over-the-counter are priced at the last sale price, if available; otherwise, they are valued at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. To the extent that a Fund’s foreign securities are traded in other markets on days when the Fund does not calculate its NAV, the value of the Fund’s assets may be affected on days when shares of the Fund cannot be purchased or sold. In addition, trading in some of the Funds’ foreign securities may not occur on days when the Funds are open for business. Because the values of foreign securities may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of the Funds may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. The values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their market value. Securities and other assets for which no quotations are readily available or whose valuations are considered to be unreliable due to significant market or other events will be valued in good faith at fair value using methods approved by the Board of Trustees. Valuing portfolio securities at fair value involves reliance on judgment and a security’s

26

fair value may differ depending on the method used for determining value. As a result, the values of some securities used in calculating a Fund’s NAV may differ from quoted or published prices for the same securities.

To the extent any assets of a Fund are invested in other open-end investment companies that are registered under the Investment Company Act of 1940, the Fund’s NAV with respect to those assets is calculated based upon the NAVs of such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

MANAGEMENT OF THE FUNDS

Each Fund is a diversified series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

Subject to the authority of the Board of Trustees, Davenport & Company LLC (the “Advisor”) provides a continuous program of supervision of each Fund’s assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to Investment Advisory Agreements with the Trust. The Advisor is also responsible for the selection of broker-dealers through which each Fund executes portfolio transactions, subject to brokerage policies approved by the Trustees, and provides certain executive personnel to the Funds.

Davenport & Company LLC was originally organized in 1863 and, in addition to acting as investment advisor to the Funds, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor is a full service registered broker-dealer and a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. The address of the Advisor is One James Center, 901 East Cary Street, Suite 1100, Richmond, Virginia 23219.

The investment advisory fee paid by the Davenport Core Fund during the most recent fiscal year was equal to 0.75% of its average daily net assets. For a discussion of the factors considered by the Board of Trustees in its most recent approval of the Investment Advisory Agreement for the Davenport Core Fund, including the Board’s conclusions with respect thereto, see the Fund’s annual report for the year ended March 31, 2010. The investment advisory fee paid by each of the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund is equal to 0.75% of its average daily net assets. A discussion of the factors considered by the Board of Trustees in its approval of the Investment Advisory Agreements for the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund, including the Board’s conclusions with respect thereto, will be available in the Funds’ annual report for the fiscal year ending March 31, 2011.

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Selection of portfolio securities for the Davenport Core Fund and the Davenport Value & Income Fund is made by the Advisor’s Investment Policy Committee, each of whom has an equal role in the decision making process. Committee members meet formally on a weekly basis. Decisions to buy or sell a security require a majority vote of the Committee. Selection of portfolio securities for the Davenport Equity Opportunities Fund is made by a sub-committee of the Advisor’s Investment Policy Committee comprised of I. Lee Chapman, IV, CFA and George L. Smith, III, CFA. The Investment Policy Committee is comprised of seven individuals who are responsible for the formalized investment approach upon which the Advisor’s Asset Management Division is based. The members of the Advisor’s Investment Policy Committee are:

Michael S. Beall, CFA, CPA (age 56) joined the Advisor in 1980 and is the Chairman of the Investment Policy Committee. Mr. Beall has been a member of the Investment Policy Committee since June 1991.

John P. Ackerly, IV, CFA (age 46) joined the Advisor in 1994 and currently serves as a Portfolio Manager in the Advisor’s Asset Management Division. Mr. Ackerly is a member of the Advisor's Executive Committee and has been a member of the Investment Policy Committee since February 1999.

E. Trigg Brown, Jr. (age 57) joined the Advisor in 1982 and currently serves as a Financial Advisor and the Branch Manager of the Advisor’s Richmond, Virginia branch. Mr. Brown is a member of the Advisor’s Executive Committee and has been a member of the Investment Policy Committee since October 2002.

William M. Noftsinger, Jr. (age 59) joined the Advisor in 1987 and currently serves as a Financial Advisor and a member of the Advisor’s Portfolio Review Committee. Mr. Noftsinger has been a member of the Investment Policy Committee since October 2002.

Robert B. Giles (age 64) joined the Advisor in 1967 and currently serves as a Financial Advisor. Mr. Giles is a member of the Advisor’s Executive Committee and has been a member of the Investment Policy Committee since July 2007.

I. Lee Chapman, IV, CFA (age 40) joined the Advisor in 1995 and currently serves as a Portfolio Manager in the Advisor’s Asset Management Division. Mr. Chapman has been a member of the Investment Policy Committee since July 2007.

George L. Smith, III, CFA (age 35) joined the Advisor in 1997 and is a buy-side analyst for the Advisor. Mr. Smith has been a member of the Investment Policy Committee since July 2010.

The Statement of Additional Information provides additional information about the Investment Policy Committee members’ compensation, other accounts managed by the Committee members, and the Committee members’ ownership of shares of the Funds.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. By so qualifying, each Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains that it distributes to its shareholders. Shareholders are liable for taxes on distributions of net investment income and net realized capital gains of the Funds but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. Each of the Davenport Core Fund and the Davenport Value & Income Fund intends to declare dividends from net investment income quarterly, payable in March, June, September and December, on a date selected by management. The Davenport Equity Opportunities Fund intends to declare dividends from net investment income annually, payable in December, on a date selected by management. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities realized through October 31 of that year. Each Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Funds at the end of each year. The Funds intend to withhold federal income taxes on taxable distributions made to persons who are neither citizens nor residents of the United States or other shareholders subject to such withholding.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Funds, certain income may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains for the Funds. Current practice of the Davenport Core Fund and the Davenport Value & Income Fund, subject to the discretion of management, is for declaration and payment of income dividends on or about the 15th day of the last month of each calendar quarter. Dividends and capital gains distributions may be reinvested in additional shares of the Funds or paid in cash, as indicated on your Account Application. If no option is selected on your Application, distributions will automatically be reinvested in additional shares. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Funds. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Redemptions and exchanges of shares of the Funds are taxable events on which you may realize a gain or loss.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Davenport Core Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request. Information for the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund is not provided because those Funds had not yet commenced operations as of the date of this Prospectus.

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
	Years Ended March 31,
	2010	2009	2008	2007	2006
Net asset value at beginning of year	$8.36	$13.82	$14.75	$13.99	$13.08

Income (loss) from investment operations:
Net investment income	0.08	0.11	0.10	0.10	0.07
Net realized and unrealized gains (losses) on investments	3.69	(5.17)	0.53	1.28	1.17
Total from investment operations	3.77	(5.06)	0.63	1.38	1.24

Less distributions:
Dividends from net investment income	(0.08)	(0.11)	(0.10)	(0.10)	(0.07)
Distributions from net realized gains	—	(0.29)	(1.46)	(0.52)	(0.26)
Total distributions	(0.08)	(0.40)	(1.56)	(0.62)	(0.33)

Net asset value at end of year	$12.05	$8.36	$13.82	$14.75	$13.99

Total return (a)	45.20%	(36.85)%	3.44%	10.02%	9.48%

Net assets at end of year (000’s)	$132,662	$92,358	$155,799	$151,655	$148,923

Ratio of expenses to average net assets	1.00%	1.00%	0.96%	0.98%	0.98%

Ratio of net investment income to average net assets	0.75%	0.98%	0.60%	0.67%	0.50%

Portfolio turnover rate	25%	39%	37%	26%	39%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

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PRIVACY NOTICE
FACTS	WHAT DO THE DAVENPORT FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

    ▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Davenport Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Davenport Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1 (800) 281-3217

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Who we are
Who is providing this notice?	Williamsburg Investment Trust Ultimus Fund Distributors, LLC Ultimus Fund Solutions, LLC
What we do
How do The Davenport Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do The Davenport Funds collect my personal information?
We collect your personal information, for example, when you

▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪ Davenport & Company LLC, the investment adviser to The Davenport Funds , could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Davenport Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Davenport Funds don’t jointly market.

32

THE DAVENPORT FUNDS

Investment Advisor
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037
(Toll-Free) 1-800-846-6666

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(Toll-Free) 1-800-281-3217

Custodian
US Bank NA
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered
Public Accounting Firm
Ernst & Young LLP
312 Walnut Street, Suite 1900
Cincinnati, Ohio 45202

Legal Counsel
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

Board of Trustees
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
Robert S. Harris
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Samuel B. Witt, III

Officers
John P. Ackerly, IV, President
I. Lee Chapman, IV, Vice President
Denise C. Peters, Compliance Officer

FOR ADDITIONAL INFORMATION

Additional information about the Funds is included in the Statement of Additional Information (“SAI”), which is incorporated by reference in its entirety. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds’ performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free

1-800-281-3217

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Funds’ website at www.investdavenport.com.

Only one copy of a Prospectus or annual or semiannual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing to the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

The Funds are a series of Williamsburg Investment Trust (File No. 811-05685)

STATEMENT OF ADDITIONAL INFORMATION

THE DAVENPORT FUNDS

DAVENPORT CORE FUND – Ticker Symbol: DAVPX

DAVENPORT VALUE & INCOME FUND – Ticker Symbol:_____

DAVENPORT EQUITY OPPORTUNITIES FUND – Ticker Symbol:____

December 12, 2010

Series of
WILLIAMSBURG INVESTMENT TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Telephone 1-800-281-3217

TABLE OF CONTENTS

FUND OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS	2
INVESTMENT LIMITATIONS	6
TRUSTEES AND OFFICERS	9
INVESTMENT ADVISER	17
ADMINISTRATOR	21
DISTRIBUTOR	22
OTHER SERVICE PROVIDERS	22
PORTFOLIO SECURITIES AND BROKERAGE	22
SPECIAL SHAREHOLDER SERVICES	24
PURCHASE OF SHARES	25
REDEMPTION OF SHARES	26
NET ASSET VALUE DETERMINATION	26
FUND EXPENSES	27
ADDITIONAL TAX INFORMATION	27
GENERAL INFORMATION ABOUT THE TRUST	29
CALCULATION OF PERFORMANCE DATA	31
FINANCIAL STATEMENTS AND REPORTS	33
PROXY VOTING POLICIES AND PROCEDURES (APPENDIX A)	34

This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Davenport Funds dated December 12, 2010 .  This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. The Prospectus may be obtained from the Funds, for no charge, at the address and phone number shown above.

FUND OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS

The Davenport Core Fund, the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund (individually, a “Fund” and, collectively, the “Funds”) are three separate investment portfolios of Williamsburg Investment Trust (the “Trust”).  All information contained herein applies to each of the Funds unless otherwise noted.

The investment objectives and principal strategies of the Funds are described in the Prospectus.  Supplemental information about these strategies is set forth below.  Certain capitalized terms used herein are defined in the Prospectus.

Foreign Securities.  Each Fund may invest up to 30% of its net assets in foreign securities if the Adviser believes such investment would be consistent with the Fund’s investment objective.  The Funds may invest in securities of foreign issuers directly or in the form of sponsored American Depositary Receipts (“ADRs”).  ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus.  If a change in securities values or net assets results in a Fund having more than 30% of its net assets invested in foreign securities, the Adviser will not be required to sell foreign securities in order to reduce the Fund’s holdings to below 30% .

Foreign securities investment presents special considerations not typically associated with investments in domestic securities.  Foreign taxes may reduce income.  Currency exchange rates and regulations may cause fluctuations in the value of foreign securities.  Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers.  Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments.  There may be difficulties in obtaining service of process on foreign issuers and difficulties enforcing judgments against such issuers with respect to claims under U.S. securities laws.  Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values.  The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Warrants and Rights.  Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time.  Prices of warrants do not necessarily move in concert with the prices of the underlying securities.  Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

U.S. Government Securities.  The Funds may invest in debt obligations that are issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”) as described herein.  U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association (“GNMA”), the Farmers Home Administration and the Export Import Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein.  The guarantee of the U.S. Government does not extend to the yield or value of U.S. Government Securities or the Funds’ shares.

Obligations of GNMA, FNMA and FHLMC may include direct pass-through “Certificates,” representing undivided ownership interests in pools of mortgages.  Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency.  Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments that have lower yields.  To the extent such securities were purchased at a premium, such prepayments could result in capital losses.

Repurchase Agreements.  The Funds may acquire U.S. Government Securities subject to repurchase agreements.  A repurchase transaction occurs when, at the time a Fund purchases a security, it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  Such securities, including any securities so substituted, are referred to as the “Repurchase Securities.”  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase.  The Funds’ risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date.  In the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, a decline in its value and loss of interest to the extent that the proceeds from the sale and accrued interest on the security are less than the resale price provided in the repurchase agreement.  These risks are minimized when the Funds hold a perfected security interest in the

Repurchase Securities and can therefore sell the instrument promptly.  Under guidelines adopted by the Trustees, the Adviser will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement.  Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as “loans” under the Investment Company Act of 1940 (the “1940 Act”).  The return on such “collateral” may be more or less than that from the repurchase agreement.  The market value of the resold securities will be monitored so that the value of the “collateral” is at all times at least equal to the value of the loan, including the accrued interest earned thereon.  All Repurchase Securities will be held by the Funds’ custodian either directly or through a securities depository.  Each Fund will not enter into a repurchase agreement which will cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days and other illiquid securities.

Shares of Other Investment Companies.    The Davenport Core Fund may invest up to 5% of its total assets in shares of other investment companies which are generally eligible for purchase by the Fund.  The Davenport Value & Income Fund and the Davenport Equity Opportunities Fund may each invest, to the extent permitted by the 1940 Act, in shares of other investment companies which are generally eligible for purchase by such Fund.   Such other investment companies include Standard & Poor’s Depositary Receipts (“SPDRs”) and shares of the DIAMONDS Trust (“DIAMONDs”).  SPDRs are exchange-traded securities that represent ownership of the SPDR Trust, a long-term unit investment trust which has been established to accumulate and hold a portfolio of common stocks that are intended to track the price performance and dividend yield of the Standard & Poor’s Composite Stock Price Index. Holders of SPDRs are entitled to receive proportionate quarterly distributions corresponding to the dividends that accrue on the S&P 500 stocks in the underlying portfolio, less accumulated expenses of the SPDR Trust. DIAMONDs operate similarly to SPDRs, except that the DIAMONDS Trust is intended to track the price performance and dividend yield of the Dow Jones Industrial Average. Unlike traditional mutual funds, SPDRs and DIAMONDs are traded like a stock on a securities exchange and may be purchased or sold throughout the trading day based upon their market price. This characteristic of SPDRs and DIAMONDs is a risk separate and distinct from the risk that the net asset value will decrease.

Shares of other exchange-traded funds (“ETFs”) may also be purchased by the Funds.  An ETF is an investment company registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.  Some ETFs are subject to percentage investment limitations imposed by the 1940 Act, except to the extent that investments in such ETFs are exempt from percentage limitations, pursuant to Securities and Exchange Commission (“SEC”) Order, in which case they will not be subject to any such investment limitation.  Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of securities including: (1) risks that the general level of securities prices may decline, thereby adversely affecting the value of each unit of the ETF; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of securities held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies.  Under certain conditions, a fund may invest in registered and unregistered money market funds in excess of these limitations.  The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Funds) in excess of these limits.  The Davenport Value & Income Fund and the Davenport Equity Opportunities Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders.  In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Funds may also invest in ETFs that have not received such exemptive orders and in other investment companies in excess of these limits, as long as the Funds (and all of their affiliated persons, including the Adviser) do not acquire more than 3% of the total outstanding stock of such ETF or other investment company, unless otherwise permitted to do so pursuant to permission granted by the SEC.  If a Fund seeks to redeem shares of an ETF or investment company purchased in reliance on Section 12(d)(1)(F), the ETF is not obligated to redeem an amount exceeding 1% of the ETF’s outstanding shares during a period of less than 30 days.

To the extent the Funds invest in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies.  These costs include management, brokerage, shareholder servicing and other operational expenses.  Indirectly, then, shareholders may pay higher operational costs than if they owned the underlying investment companies directly.

Description of Money Market Instruments.  Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds.  Money market instruments also may include Bankers’ Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes (“Master Notes”).  Bankers’ Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Funds acquires a Bankers’ Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due.  The Bankers’ Acceptance, therefore, carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank.  CDs acquired by the Funds would generally be in amounts of $100,000 or more.  Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization (“NRSRO”) or, if not rated, the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser’s assessment. Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds’ custodian, acting as administrator thereof.  The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

Borrowing.  Each Fund may borrow, temporarily, up to 5% of its total assets for extraordinary or emergency purposes and may increase the limit to one-third of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Funds borrow for these purposes, the effects of market price fluctuations on net asset value will be exaggerated.  If, while such borrowing is in effect, the value of a Fund’s assets declines, the Fund may be forced to liquidate portfolio securities when it is disadvantageous to do so.  The Funds would incur interest and other transaction costs in connection with such borrowings.  Each Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

Portfolio Turnover.  Portfolio turnover will not be a limiting factor when the Adviser deems changes appropriate.  By utilizing the approach to investing described herein, it is expected that annual portfolio turnover will generally not exceed 100% with respect to each Fund.  Market conditions may dictate, however, a higher rate of portfolio turnover in a particular year.  The degree of portfolio activity affects the brokerage costs of the Funds and may have an impact on the total amount of taxable distributions to shareholders.

INVESTMENT LIMITATIONS

The Funds have adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds.  These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding voting shares of such Fund.  For purposes of the discussion of these fundamental investment limitations, the term “majority” of the outstanding shares of a Fund means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of the Fund’s outstanding shares.

Under these fundamental limitations, the Davenport Core Fund may not:

(1)
Invest more than 5% of the value of its total assets in the securities of any one corporate issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one corporate issuer;

(2)	Invest 25% or more of the value of its total assets in any one industry (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3)	Invest for the purpose of exercising control or management of another issuer;

(4)
Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Fund may invest in mortgage-backed securities;

(5)	Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(6)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(7)
Make short sales of securities or maintain a short position, except short sales “against the box” (A short sale is made by selling a security the Fund does not own.  A short sale is “against the box” to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(8)	Make loans of money or securities, except that the Fund may invest in repurchase agreements;

(9)	Write, purchase or sell commodities, commodities contracts, commodities futures contracts, warrants on commodities or related options;

(10)	Issue any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security;

(11)
Borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund’s total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund’s assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(12)
Invest in restricted securities, or invest more than 15% of the Fund’s net assets in other illiquid securities, including repurchase agreements maturing in over seven days, and other securities for which there is no established market or for which market quotations are not readily available;

(13)	Write, acquire or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options; or

(14)
Purchase securities of other investment companies, except through purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of the Fund’s total assets would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

Under these fundamental limitations, each of the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund may not:

(1)
Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except that such limitation does not apply to securities of the U.S. Government, its agencies and instrumentalities).

(2)
With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (except that such limitation does not apply to securities of the U.S. Government, its agencies and instrumentalities and securities of other investment companies).

(3)
Borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund’s total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund’s assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(4)
Make loans to other persons except (i) by the purchase of a portion of an issue of bonds, debentures or other debt securities; (ii) by lending portfolio securities in an amount not to exceed 33⅓% of the value of its total assets; and (iii) by entering into repurchase agreements.

(5)
Underwrite securities of other issuers, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws.

(6)	Purchase securities of companies for the purpose of exercising control.

(7)
Purchase or sell real estate, except that the Fund may invest in securities of companies that invest in real estate or interests therein and in securities that are secured by real estate or interests therein.

(8)	Purchase or sell commodities or commodities contracts, except that the Fund may purchase and sell futures contracts and options thereon.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.   However, in the case of the borrowing limitations above, each Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

While the Davenport Core Fund has reserved the right to make short sales “against the box” (limitation number 7, above), the Adviser has no present intention of engaging in such transactions at this time or during the coming year.

TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with the Board of Trustees.  The Trustees, in turn, elect the officers of the Trust.  The Trustees serve until their retirement at age 75, subject to periodic review, and the officers are elected annually.  The following is a list of the Trustees and executive officers of the Trust.  Each Trustee who is an “interested person” of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Various Companies	Number of Portfolios in Trust Overseen by Trustee
Interested Trustees:

*Austin Brockenbrough, III (age 73) 1802 Bayberry Court, Suite 400 Richmond, Virginia 23226	Since September 1988	Trustee; Vice President of The Jamestown Funds	President and Managing Director of Lowe, Brockenbrough & Company, Inc., Richmond, Virginia; Director of Tredegar Corporation (plastics manufacturer) and Wilkinson O’Grady & Co. Inc. (global asset manager)	11

*John T. Bruce (age 57 ) 800 Main Street Lynchburg, Virginia 24504	Since September 1988	Trustee; President of the Flippin, Bruce & Porter Funds	President, Director and member of Executive Committee of Flippin, Bruce & Porter, Inc., Lynchburg, Virginia	11

*Charles M. Caravati, Jr. (age 73) 931 Broad Street Road Manakin-Sabot, Virginia 23103	Since June 1991	Chairman and Trustee	Retired physician; retired President of Dermatology Associates of Virginia, P.C.	11

Independent Trustees:

Robert S. Harris, Ph. D. (age 61 ) 100 Darden Boulevard Charlottesville, Virginia 22903	Since January 2007	Trustee	C. Stewart Sheppard Professor of Business Administration at The Darden Graduate School of Business Administration at the University of Virginia; prior to August 2005, the Dean at The Darden Graduate School; consultant to corporations and government agencies	11

J. Finley Lee, Jr., Ph.D. (age 71 ) 448 Pond Apple Drive North Naples, Florida 34119	Since September 1988	Trustee	Retired Julian Price Professor Emeritus, University of North Carolina	11

Richard L. Morrill, Ph.D. (age 71) G19 Boatwright Library Richmond, Virginia 23173	Since March 1993	Trustee	President of the Teagle Foundation (charitable foundation); Chancellor of the University of Richmond; Director of Tredegar Corporation (plastics manufacturer) and Albemarle Corporation (polymers and chemicals manufacturer)	11

Harris V. Morrissette (age 51 ) 100 Jacintoport Boulevard Saraland, Alabama 36571	Since March 1993	Trustee	President of China Doll Rice and Beans, Inc. and Dixie Lily Foods; Chairman of Azalea Aviation, Inc. (airplane fueling); Director of International Shipholding Corporation (cargo transportation); Director of BancTrust Financial Group, Inc. (bank holding company); prior to June 2007, Chief Executive Officer of Marshall Biscuit Co. Inc.	11

Samuel B. Witt, III (age 74) 302 Clovelly Road Richmond, Virginia 23221	Since November 1988	Trustee	Retired Senior Vice President and General Counsel of Stateside Associates, Inc. (state and local government relations consultants); Director of The Swiss Helvetia Fund, Inc. (closed-end investment company)	11

Executive Officers:

John P. Ackerly, IV (age 46) One James Center, 901 E. Cary Street Richmond, Virginia 23219	Since November 1997	President of The Davenport Funds	Senior Vice President of Davenport & Company LLC, Richmond, Virginia

Margaret H. Alves (age 38) 210 St. Joseph Street Mobile, Alabama 36602	Since February 2006	Compliance Officer of The Government Street Funds	Chief Compliance Officer and Director of Leavell Investment Management, Inc., Mobile, Alabama; prior to April 2006, associate attorney with Alford, Clausen & McDonald, LLC

Tina H. Bloom (age 42 ) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since August 2006	Chief Compliance Officer	Vice President of Ultimus Fund Solutions, LLC (the Trust’s administrator) and Ultimus Fund Distributors, LLC (the Trust’s principal underwriter)

Charles M. Caravati, III (age 44) 1802 Bayberry Court, Suite 400 Richmond, Virginia 23226	Since January 1996	President of The Jamestown Balanced Fund and The Jamestown Equity Fund	Managing Director of Lowe, Brockenbrough & Company, Inc., Richmond, Virginia

I. Lee Chapman, IV (age 40) One James Center, 901 E. Cary Street Richmond, Virginia 23219	Since November 2010	Vice President of The Davenport Funds	Senior Vice President of Davenport & Company LLC, Richmond, Virginia

Robert G. Dorsey (age 53) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since November 2000	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC

John M. Flippin (age 68) 800 Main Street Lynchburg, Virginia 24504	Since September 1988	Vice President of the Flippin, Bruce & Porter Funds	Director of Flippin, Bruce & Porter, Inc., Lynchburg, Virginia

John H. Hanna, IV (age 54) 800 Main Street Lynchburg, Virginia 24504	Since February 2007	Vice President of the Flippin, Bruce & Porter Funds	Vice President, Director and member of Executive Committee of Flippin, Bruce & Porter, Inc., Lynchburg, Virginia

Timothy S. Healey (age 57) 800 Shades Creek Parkway, Suite 585 Birmingham, Alabama 35209	Since January 1995	Vice President of The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund	Executive Vice President and Chief Investment Officer of Leavell Investment Management, Inc., Mobile, Alabama

Mary S. Hope (age 46) 210 St. Joseph Street Mobile, Alabama 36602	Since August 2008	Vice President of The Government Street Funds	Vice President and Portfolio Manager of Leavell Investment Management, Inc., Mobile, Alabama

Joseph A. Jennings, III (age 48) 1802 Bayberry Court, Suite 400 Richmond, Virginia 23219	Since June 2005	President of The Jamestown Tax Exempt Virginia Fund	Portfolio Manager of Lowe, Brockenbrough & Company, Inc., Richmond, Virginia

Thomas W. Leavell (age 67) 210 St. Joseph Street Mobile, Alabama 36602	Since February 2004	President of The Government Street Funds	President and Chief Executive Officer of Leavell Investment Management, Inc., Mobile, Alabama

David J. Marshall (age 53) 800 Main Street Lynchburg, Virginia 24504	Since February 2007	Vice President of the Flippin, Bruce & Porter Funds	Secretary, Director and member of Executive Committee of Flippin, Bruce & Porter, Inc., Lynchburg, Virginia

Denise C. Peters (age 54) One James Center, 901 E. Cary Street Richmond, Virginia 23219	Since February 2007	Compliance Officer of The Davenport Funds	First Vice President and Chief Compliance Officer for Davenport Asset Management Division of Davenport & Company LLC, Richmond, Virginia

R. Gregory Porter, III (age 69) 800 Main Street Lynchburg, Virginia 24504	Since September 1988	Vice President of the Flippin, Bruce & Porter Funds	Director of Flippin, Bruce & Porter, Inc., Lynchburg, Virginia

Page T. Reece (age 53) 1802 Bayberry Court, Suite 400 Richmond, Virginia 23226	Since September 2004	Compliance Officer of The Jamestown Funds	Chief Compliance Officer and Director of Operations of Lowe, Brockenbrough & Company, Inc., Richmond, Virginia

Teresa L. Sanderson (age 47) 800 Main Street Lynchburg, Virginia 24504	Since September 2004	Compliance Officer of the Flippin, Bruce & Porter Funds	Chief Compliance Officer and a Principal of Flippin, Bruce & Porter, Inc., Lynchburg, Virginia

Mark J. Seger (age 48) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since November 2000	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC

John F. Splain (age 54 ) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since November 2000	Secretary	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC

Connie R. Taylor (age 59) 1802 Bayberry Court, Suite 400 Richmond, Virginia 23226	Since March 1993	Vice President of The Jamestown Balanced Fund and The Jamestown Equity Fund	Account Administrator of Lowe, Brockenbrough & Company, Inc., Richmond, Virginia

Lawrence B. Whitlock, Jr. (age 62) 1802 Bayberry Court, Suite 400 Richmond, Virginia 23226	Since February 2002	Vice President of The Jamestown Balanced Fund and The Jamestown Equity Fund	Managing Director of Lowe, Brockenbrough & Company, Inc., Richmond, Virginia

*
Austin Brockenbrough, III and John T. Bruce, as affiliated persons of investment advisers to the Trust, are “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.  Charles M. Caravati, Jr. is the father of Charles M. Caravati, III, and is an “interested person” of the Trust by virtue of such relationship.

Trustees’ Ownership of Fund Shares.  The following table shows each Trustee’s beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee.  Information is provided as of December 31, 2009.

Name of Trustee	Dollar Range of Shares of the Funds Owned by Trustee	Aggregate Dollar Range of Shares of All Funds in Trust Overseen by Trustee
Austin Brockenbrough, III	None	Over $100,000
John T. Bruce	None	Over $100,000
Charles M. Caravati, Jr.	None	Over $100,000

Independent Trustees:
Robert S. Harris	$1 – $10,000 *	$10,001 – $50,000
J. Finley Lee, Jr.	$50,001 – $100,000 *	$50,001 – $100,000
Richard L. Morrill	None	Over $100,000
Harris V. Morrissette	$10,001 – $50,000 *	Over $100,000
Samuel B. Witt, III	None	$1 – $10,000

*	Represents ownership of shares of the Davenport Core Fund

As of November 30, 2010, the Trustees and offices of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the outstanding shares of each Fund.

Trustee Compensation.   No director, officer or employee of an investment adviser or principal underwriter of the Trust will receive any compensation from the Trust for serving as an officer or Trustee of the Trust, except that the Trust may compensate its Chief Compliance Officer (“CCO”) regardless of whether such Officer is affiliated with an investment adviser or principal underwriter.  Each Trustee who is not affiliated with an investment adviser or principal underwriter of the Trust receives from the Trust an annual retainer of $8,000, payable quarterly; a fee of $1,500 for attendance at each meeting of the Board of Trustees; and $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chairman); plus reimbursement of travel and other expenses incurred in attending meetings.  The fees are split equally among all of the funds in the Trust.  The following table provides compensation amounts paid during the fiscal year ended March 31, 2010 to Trustees who are not affiliated with an investment adviser or principal underwriter of the Trust:

Trustee	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation From all Funds within the Trust

Charles M. Caravati, Jr.	$1,439	None	None	$ 14,000
Robert S. Harris	2,217	None	None	21,500
J. Finley Lee, Jr.	2,061	None	None	20,000
Richard L. Morrill	2,167	None	None	21,000
Harris V. Morrissette	2,061	None	None	20,000
Samuel B. Witt, III	2,111	None	None	20,500

Leadership Structure and Qualifications of Trustees

The Board of Trustees consists of eight Trustees, five of whom are “non-interested” Trustees, as such term is defined in the 1940 Act (“Independent Trustees”).  The Board is responsible for the oversight of eleven series, or funds, of the Trust.  In addition to the Funds, the Trust consists of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund, which are managed by Lowe, Brockenbrough & Company, Inc. of Richmond Virginia; the FBP Value Fund and the FBP Balanced Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; and The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund, which are managed by Leavell Investment Management, Inc. of Mobile, Alabama. The Board has engaged these investment advisers to oversee the management of the funds on a day-to-day basis.  The Board is responsible for overseeing the investment advisers and the Trust’s other service providers in the operations of the funds in accordance with the 1940 Act, other applicable federal and state laws, and the Trust’s Agreement and Declaration of Trust.

The Board meets in person or by telephone at regularly scheduled meetings four times throughout the year.  In addition, the Trustees may meet in person or by telephone at special meetings or on an informal basis at other times.  The Independent Trustees also meet at least quarterly without the presence of any representatives of management.  The Board has established three standing committees and may also establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.  The Independent Trustees have also engaged independent legal counsel, and may from time to time engage consultants and other advisors to assist them in performing their oversight responsibilities.

The Board of Trustees is led by its Chairman, Dr. Charles M. Caravati, Jr.  Dr. Caravati is not affiliated with any of the Trust’s investment advisers or other service providers to the Trust; however, he is considered to be an “interested person” of the Trust within the meaning of the 1940 Act because he is the father of Charles M. Caravati, III, a Managing Director of Lowe, Brockenbrough & Company, Inc., the investment adviser for The Jamestown Funds. As Chairman, Dr. Caravati has primary responsibility for setting the agenda for each Board meeting, presiding at each Board meeting and acting as the Board’s liaison with the various investment advisers.  The Board has not appointed a lead independent trustee, and does not believe such an appointment is necessary for various reasons, including: (i) the Chairman is considered to be an “interested person” only because a familial relationship with a Managing Director of an investment adviser disqualifies him as an Independent Trustee and has no connections with the other three investment advisers; (ii) the Board has established three standing committees composed solely of Independent Trustees to assist in its oversight functions (discussed in more detail below); and (iii) the Independent Trustees constitute a majority of the Board and have consistently worked well together and have demonstrated an ability to provide appropriate oversight to the operations of the Trust.  The Board reviews its structure regularly and believes that its leadership structure, including having a majority of Independent Trustees, coupled with the responsibilities undertaken by Dr. Caravati as Chairman, is appropriate and in the best interests of the Trust, given its specific characteristics.  The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Board Committees.   The Board has established an Audit Committee, a Governance, Nomination and Compensation Committee and a Qualified Legal Compliance Committee.  The Board of Trustees has determined that its committees help ensure that the funds have effective and independent governance and oversight.  The members of each Committee are the five Independent Trustees:  Robert S. Harris, J. Finley Lee, Jr., Richard L. Morrill, Harris V. Morrissette and Samuel B. Witt, III.  Dr. Richard L. Morrill serves as the Chairman of the Audit Committee and Dr. Robert S. Harris serves as Chairman of the Governance, Nomination and Compensation Committee and the Qualified Legal Compliance Committee. The Chairmanship of each Committee is rotated periodically.  Each Committee Chairman has primary responsibility for setting the agendas and presides at all meetings of the Committee for which he serves as Chairman.  Each Committee Chairman facilitates communications and coordination between the Independent Trustees and management with respect to the matters overseen by that Committee.

•
Audit Committee.  The Audit Committee oversees (i) the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate in its judgment, the internal controls of certain service providers; (ii) the quality and objectivity of the financial statements of each of the funds and the independent audits thereof; (iii) acts as liaison between the Trust’s independent registered public accounting firm and the full Board; (iv) pre-approves the scope and cost of the audit and non-audit services provided by the Trust’s independent registered public accounting firm; and (v) resolves any issues arising under the Trust’s Code of Ethics for Principal Executive and Senior Financial Officers.  The Audit Committee met three times during the fiscal year ended March 31, 2010.

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Governance, Nomination and Compensation Committee.  The Governance, Nomination and Compensation Committee is responsible for (i) selecting and nominating persons to serve as Independent Trustees; (ii) determining the level of compensation for the Independent Trustees; (iii) reviewing information relating to the investment advisory, underwriting and other contracts with third party service providers and making recommendations to the Board; (iv) monitoring the activities of the CCO and making recommendations to the Board with respect to the compliance policies and procedures of the Trust and its service providers; (v) reviewing the responsibilities of the committees of the Board and evaluating whether there is a need for additional or combined committees; and (vi) evaluating the performance of the Board of Trustees. The Governance, Nomination

and Compensation Committee will review shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing, addressed to the Committee at the Trust’s offices and meet any minimum qualifications that may be adopted by the Committee.  The Governance, Nomination and Compensation Committee met three times during the fiscal year ended March 31, 2010.

•
Qualified Legal Compliance Committee.   The Qualified Legal Compliance Committee is responsible for receiving and investigating reports from attorneys representing the Trust of material violations of securities laws, a material breach of fiduciary duty or a similar material violation.  The Qualified Legal Compliance Committee did not meet during the fiscal year ended March 31, 2010 because no such reports were made during that period.

Qualifications of the Trustees. The Governance, Nomination and Compensation Committee reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board.  In evaluating a candidate for nomination or election as a Trustee, the Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Committee believes contribute to good governance for the Trust.  In addition, the Trustees are subject to periodic evaluation for their continued service on the Board.  On a staggered three-year basis, members of the Governance, Nomination and Compensation Committee review the qualifications of each Trustee, evaluate his contributions to the Board and make a recommendation as to whether such Trustee should continue to serve on the Board.  The Board has concluded, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board.  The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the advisers, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion.  In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

•
Mr. Austin Brockenbrough, III is a founding partner of Lowe, Brockenbough & Company, Inc., the investment adviser to The Jamestown Funds, and currently serves as the President and Managing Director of the firm.  He has 44 years of experience in the investment management profession.  Mr. Brockenbrough holds a B.S. degree in Finance from the E. Claiborne Robins School of Business at the University of Richmond.  Mr. Brockenbrough is also a director of Tredegar Corporation, a plastics manufacturer, and Wilkinson O’Grady & Co. Inc., a global asset management firm located in New York City.  He has served as a Trustee since 1988.  The Board has concluded that Mr. Brockenbrough is suitable to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his professional investment and business experience, and his academic background.

•
Mr. John T. Bruce is a founding partner and the President of Flippin, Bruce & Porter, Inc., the investment adviser to the Flippin, Bruce & Porter Funds.  From 1979 until 1985 he served as a Vice President and Portfolio Manager at Capitoline Investment Services, Inc.  Mr. Bruce holds a B.S. degree in Finance from Virginia Polytechnic Institute and State University and is a former trustee of the Virginia Tech Foundation. He is a Chartered Financial Analyst and a

Chartered Investment Counselor and has 33 years of experience in the investment management profession.  He has served as a Trustee since 1988.  The Board has concluded that Mr. Bruce is suitable to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his professional investment and business experience, and his academic background.

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Dr. Charles M. Caravati, Jr. is a retired physician. He is the founder and former President of Dermatology Associates of Virginia, P.C. and has also served as President of the Richmond Virginia Academy of Medicine.  Dr. Caravati earned his M.D. degree from the Virginia Commonwealth School of Medicine.  He has served on the Executive Committee and several operating committees at the University of Virginia where he received his B.A.  Dr. Caravati is Chairman of ChildFund International, a nonprofit organization dedicated towards the advancement of children living in poverty.  Dr. Caravati has served as a Trustee of the Trust since 1991. The Board has concluded that Dr. Caravati is suitable to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his past business experience, and leadership roles on other boards.

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Dr. Robert S. Harris, Ph.D is the C. Stewart Sheppard Professor of Business at The Darden Graduate School of Business Administration at the University of Virginia where from 2001 until 2005, he served as Dean.  Dr. Harris teaches courses in financial management and policies and valuation in financial markets.  His research has focused on corporate finance, financial market analysis and mergers and acquisitions.  He has been widely published in leading academic and practitioner journals and has authored financial textbooks.  Dr. Harris has been an active consultant and advisor to corporations and government agencies and has held a range of offices in professional societies.  He previously served as Chief Learning Officer and Vice President of United Technologies Corporation.  Dr. Harris earned a B.A. degree (summa cum laude) from Davidson College and a doctorate in economics from Princeton University.  He has served as a Trustee of the Trust since 2007.  The Board has concluded that Dr. Harris is suitable to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his distinguished academic background and positions of leadership, and his business experience.

•
Dr. J. Finley Lee, Jr., Ph.D. has been a financial consultant for many years and was previously a Professor at the Kenan-Flagler Business School at The University of North Carolina at Chapel Hill.  Dr. Lee earned an undergraduate degree from Davidson College and an M.A. degree from the University of Florida, and earned his Ph.D. as a Huebner Fellow at the Wharton School of the University of Pennsylvania.  He has served as a Trustee of the Trust since 1988.  The Board has concluded that Dr. Lee is suitable to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his distinguished academic background, and his business experience.

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Dr. Richard L. Morrill, Ph.D. has served as the Chancellor and Distinguished University Professor of Ethics and Democratic Values at the University of Richmond since 1998, which followed ten years as president of the University of Richmond from 1988 to 1998. Dr. Morrill has written four books on issues of value and ethics in higher education and has published several articles and made numerous presentations on strategic planning and leadership for colleges and universities. He has served as a board member and audit committee member of Central Fidelity Banks, Inc. and as a board officer of The Association of American Colleges and Universities. Dr. Morrill currently serves as a board member of the Teagle Foundation (charitable foundation), the Library of Virginia Foundation, the Richmond Symphony Foundation, the Greater Richmond Chamber Foundation, the World Affairs Council of Richmond, the Tredegar Corporation (manufacturing firm), and the Albemarle Corporation (manufacturer of polymers and chemicals).  He is also a member of the Board of the Christian Children’s Fund and a member of the executive committee of ChildFund International.  Dr. Morrill received his B.A. degree in History from Brown University, his B.D. in Religious Thought from Yale University in 1964, and his Ph.D. in Religion from Duke University Graduate School of Arts and Sciences.  He has served as a Trustee of the Trust since 1993.  The Board has concluded that Dr. Morrill is suitable to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his distinguished academic background and expertise in the subjects of ethics and strategic planning, and his service and leadership roles on other boards.

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Mr. Harris V. Morrissette has served as president and chief executive officer of several privately held businesses.  He serves as a director of International Shipholding Corporation (cargo transportation) and BancTrust Financial Group, Inc. (a bank holding company); as the chairman of Azalea Aviation, Inc. (airplane fueling); and as a board member of White-Spunner Construction, Inc. He previously served as a director of EnergySouth, Inc. until its merger with Sempra Energy in 2008.  He is a board member of a number of not-for-profit organizations, among them the Business Council of Alabama and the Economic Development Partnership of Alabama.  Mr. Morrissette holds a B.S. degree from The University of Alabama.  He has served as a Trustee of the Trust since 1993.  The Board has concluded that Mr. Morrissette is suitable to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his extensive business experience, and his service on other boards.

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Mr. Samuel B. Witt, III retired as the Senior Vice President and General Counsel of Stateside Associates, Inc. (state and local government relations consultants), and previously served as an attorney in private practice.  He has an extensive legal and business background, including his serving as European Counsel and Director of Finance for a U.S. publicly traded company. Mr. Witt is currently the chairman of the board of directors and chairman of the audit committee of The Swiss Helvetia Fund, Inc. (a closed-end investment company).  He has also served as a board member and president of the Virginia Military Institute Board of Visitors, as a board member of the George C. Marshall Foundation, the University of Virginia Law School Foundation, Gateway Homes, Inc. and the College Orientation Workshop (a program at the Virginia Military Institute directed towards advancing the opportunities of minority and at-risk students).  He holds an undergraduate degree from the Virginia Military Institute and a J.D. degree from the University of Virginia School of Law.  Mr. Witt has served as a Trustee of the Trust since November 1988.  The Board has concluded that Mr. Witt is suitable to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his academic background, his business and legal experience, and his past experience and leadership roles on other boards, including the board of another investment company.

Risk Oversight.  An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs.  The funds are subject to a number of risks, such as investment risk, credit risk, valuation risk, operational risk, and legal, compliance and regulatory risk.  The Trust, the investment advisers and the other service providers have implemented various processes, procedures and controls to identify risks to the funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.  These systems include those that are embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board of Trustees exercises oversight of the risk management process through the Board itself and through the various committees.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the funds, the Board of Trustees requires management of the advisers and the Trust, including the Trust’s CCO, to report to the Board and the committees on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the committees receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters.  On at least an annual basis, the Independent Directors meet separately with the Trust’s CCO outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers.  The Trust’s CCO is supported by four compliance officers, each of whom serve at the fund complex level, and periodically attend Board meetings.  The Board also receives quarterly reports from the investment advisers on the investments and securities trading of the funds, including their investment performance, as well as reports regarding the valuation of the funds’ securities.  In addition, in its annual review of the funds’ advisory agreements, the Board reviews information provided by the advisers relating to their operational capabilities, financial condition and resources.  The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of funds in the Trust and the effectiveness of its committee structure.

Although the risk management policies of the investment advisers and the Trust’s other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective.  Not all risks that may affect the Trust can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond the control of the Trust, the investment advisers or their affiliates, or other service providers to the Trust.  The Board may at any time, and in its sole discretion, change the manner in which it conducts its risk oversight role.

INVESTMENT ADVISER

Davenport & Company LLC (the “Adviser”) supervises each Fund’s investments pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) described in the Prospectus.   The Advisory Agreement for the Davenport Core Fund is effective until March 31, 2011 and the Advisory Agreement for each of the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund is effective until March 31, 2012.   Each Investment Advisory Agreement is subject to annual approval thereafter by the Board of Trustees or by vote of a majority of a

Fund’s outstanding voting securities, provided such continuance is also approved by a majority of the Trustees who are not “interested persons” of the Trust or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Adviser.  The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Adviser with respect to each Fund is at the annual rate of 0.75% of the Fund’s average daily net assets. For the fiscal years ended March 31, 2010, 2009 and 2008, the Davenport Core Fund paid the Adviser advisory fees of $874,528, $964,137 and $1,214,671, respectively.

The Adviser was originally organized in 1863, re-organized as a Virginia corporation in 1972, and subsequently converted to a Limited Liability Company in 1997.  Through three corporate unitholders, the Adviser is 100% owned by its employees, none of whom own in excess of 10% of the Adviser.  In addition to acting as adviser to the Funds, the Adviser also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.  The Adviser is a full-service broker-dealer.

The Adviser provides a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Funds.  The Adviser determines what securities and other investments will be purchased, retained or sold by the Funds, and does so in accordance with the investment objective and policies of the Funds as described herein and in the Prospectus. The Adviser places all securities orders for the Funds, determining with which broker, dealer, or issuer to place the orders.  The Adviser must adhere to the brokerage policies of the Funds in placing all orders, the substance of which policies are that the Adviser must seek at all times the most favorable price and execution for all securities brokerage transactions.  The Adviser also provides, at its own expense, certain executive officers to the Trust, and pays the entire cost of distributing the Funds’ shares.  The Adviser, not the Funds, may compensate dealers or others based on sales of shares of the Funds to clients of such dealers or others or based on the amount of sales of Fund shares or on the average balance of all accounts in the Funds for which such dealers or others are designated as the person responsible for the account.

Investment Policy Committee

Other Accounts Managed (as of March 31, 2010)

The members of the Investment Policy Committee (the “Committee”) are also responsible for the day-to-day management of other accounts, as indicated in the following table. Of the seven Committee members, Michael S. Beall and George L. Smith, III are the only members that manage an account that has a performance based advisory fee.

Name of Investment Committee Member	Type of Accounts	Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance

John P. Ackerly, IV, CFA	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 0 9,377	$ 0 $ 0 $ 2,962,238,700	0 0 0	$ 0 $ 0 $ 0
Michael S. Beall, CFA, CPA	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 3 9,733	$ 0 $ 132,015,574 $ 3,357,391,216	0 2 0	$ 0 $ 85,577,284 $ 0
E. Trigg Brown, Jr.	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 0 10,073	$ 0 $ 0 $ 3,371,319,569	0 0 0	$ 0 $ 0 $ 0
I. Lee Chapman, IV, CFA	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 0 9,202	$ 0 $ 0 $ 2,950,368,094	0 0 0	$ 0 $ 0 $ 0
Robert B. Giles	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 0 10,203	$ 0 $ 0 $ 3,114,848,854	0 0 0	$ 0 $ 0 $ 0
William M. Noftsinger, Jr.	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 0 9,474	$ 0 $ 0 $ 3,026,410,555	0 0 0	$ 0 $ 0 $0
George L. Smith, III, CFA	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 2 9,010	$ 0 $ 135,596,971 $ 2,893,314,377	0 2 0	$ 0 $ 135,596,971 $ 0

Potential Conflicts of Interest

It is possible that Committee members might not present the Funds and other client portfolios with the same investment opportunities that may come to their attention even if such opportunities are consistent with a Fund’s and other clients’ investment objectives.  The Adviser will endeavor to allocate investment opportunities to all of its clients, including the Funds, in a manner that is fair and equitable over time.  At all times, Committee members will use their best judgment and specific knowledge of the Funds and other client accounts when determining which securities to recommend or invest in specific instances.

The Adviser has adopted a Code of Ethics and personal trading policies that allow Committee members who wish to buy or sell the same securities at the same time as their clients (including the Funds) to aggregate (bunch) orders for their personal accounts with client orders according to the Adviser’s bunched trading policies. When investment decisions are suitable for a group of advisory clients, to the extent possible, the orders will be aggregated.  If more than one price is paid for securities in an aggregated transaction throughout the day, each participating account will receive the average price paid for the block of securities on that day.  In addition, procedures are in place to monitor personal trading by the Committee members to ensure that the interests of the Adviser’s clients come first.

Certain Committee members may have an incentive to favor performance-based fee clients over other client portfolios.  However, the Adviser does not believe that such conflict of interest is material because the investment objectives and strategies of the performance-based fee clients are substantially different from that of the Funds.

The Adviser also engages in providing independent research on various companies, including companies in which the Funds may invest.  A research analyst may publish a research report on a company held or being considered by the Funds.  Such research reports will be prepared and disseminated without regard to the effects on investments by the Funds and the Adviser’s other clients.

Compensation

All Committee members, except for Robert B. Giles and William M. Noftsinger, Jr., are compensated by a fixed salary, which may change on an annual basis.  Mr. Giles and Mr. Noftsinger do not receive a fixed salary, but are compensated by commissions and other fees as described below.

Additionally, E. Trigg Brown, Jr. receives variable compensation based on the quarterly receipts of the Adviser’s branch for which Mr. Brown serves as Branch Manager.

All Committee members are compensated by commissions and fees earned on individual retail and managed customer accounts, which vary by month.

John P. Ackerly, IV, E. Trigg Brown, Jr., Robert B. Giles and William M. Noftsinger, Jr. are generally compensated by a stipend for sitting on various committees of the Adviser (e.g., Investment Policy Committee, Executive Committee and/or Audit Committee).

All Committee members are compensated by a fixed fee for sitting on the Adviser’s Board of Directors.

All Committee members are eligible for, and typically receive, a variable bonus, which is paid on a discretionary basis, typically at the end of each year, representing discretionary allocations made by the Adviser’s Executive Committee.

Michael S. Beall receives a discretionary bonus, which is typically paid at the end of the year, based on the profitability, if any, of the Davenport Financial Fund, a private investment fund managed by the Adviser.  Michael S. Beall and George L. Smith, III each receive a discretionary bonus, which is typically paid at the end of the year, based on the profitability, if any, of EWF Partners, another private investment fund managed by the Adviser.

All Committee members receive a safe harbor contribution to the Adviser’s 401(k) plan in the amount of 3% of eligible compensation.  All Committee members receive an annual contribution to the Adviser’s profit sharing plan, which is a discretionary amount, determined annually by the Board of Directors of the Adviser.  This amount has historically been 7% of eligible compensation.

All Committee members receive non-cash compensation in the form of monthly parking that is paid by the Adviser on their behalf.

Ownership of Fund Shares

The following table indicates the dollar value of shares of the Davenport Core Fund beneficially owned by the Committee members as of March 31, 2010.

Name of Investment Committee Member	Dollar Value of Fund Shares Beneficially Owned
John P. Ackerly, IV, CFA	$50,001 – $100,000
Michael S. Beall, CFA, CPA	$500,001 – $1,000,000
E. Trigg Brown, Jr.	None
I. Lee Chapman, IV, CFA	$10,001 – $50,000
Robert B. Giles	$10,001 – $50,000
William M. Noftsinger, Jr.	None
George L. Smith, III, CFA	None

Because the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund have not commenced operations as of the date of this Statement of Additional Information, none of the Committee members own shares of those Funds.

ADMINISTRATOR

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, to provide the Funds with administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services.  The Administrator maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  The Administrator also provides accounting and pricing services to the Funds and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services.  The Administrator supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these services, each Fund pays the Administrator a fee at the annual rate of 0.15% of the average value of its daily net assets up to $25 million, 0.125% of such assets from $25 million to $50 million, and 0.10% of such assets in excess of $50 million, subject to a minimum monthly fee of $4,000, plus a shareholder recordkeeping fee at the annual rate of $10 per shareholder account in excess of 1,000 accounts. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage, communication lines and all costs of external pricing services.  For the fiscal years ended March 31, 2010, 2009 and 2008, the Davenport Core Fund paid administration fees to the Administrator of $172,083, $185,148 and $218,071, respectively.

Under the terms of a Compliance Consulting Agreement between the Trust and the Administrator, the Administrator provides an individual to serve as the Trust’s CCO.  For these services, the Funds pay the Administrator an annual base fee of $18,600 plus an asset-based fee equal to 0.01% per annum on aggregate average net assets in excess of $100 million. In addition, the Funds reimburse the Administrator for any out-of-pocket expenses incurred for these services.  For the fiscal years ended March 31, 2010, 2009 and 2008, the Davenport Core Fund paid compliance service fees to the Administrator of $16,817, $18,042 and $21,954, respectively.

DISTRIBUTOR

Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as principal underwriter for the Funds pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Distributor.  The Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, but it is not obliged to sell any particular amount of shares.  The Distribution Agreement provides that, unless sooner terminated, it will continue in effect so long as such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not “interested persons” of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Funds on sixty days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on sixty days written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its assignment.  The Distributor is an affiliate of the Administrator and Robert G. Dorsey, Mark J. Seger and John F. Splain are each Managing Directors of the Distributor and officers of the Trust.

OTHER SERVICE PROVIDERS

The firm of Ernst & Young LLP, independent registered public accounting firm, 312 Walnut Street, Suite 1900, Cincinnati, Ohio 45202, has been retained by the Board of Trustees to perform an independent audit of the financial statements of the Trust and to advise the Trust as to matters of accounting and federal and state income taxation, as requested.

Sullivan & Worcester LLP, One Post Office Square, Boston, Massachusetts 02109, serves as legal counsel to the Trust and the Independent Trustees.

The Custodian of the Funds’ assets is US Bank NA, 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Funds (either in its possession or in its favor through “book entry systems” authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Funds.

PORTFOLIO SECURITIES AND BROKERAGE

It is the Funds’ practice to seek the best price and execution for all portfolio securities transactions. The Adviser (subject to the general supervision of the Board of Trustees) directs the execution of the Funds’ portfolio transactions.

The Funds’ common stock portfolio transactions will be exchange traded or traded in the over-the-counter market.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) that is an affiliated person of the Trust, or (ii) that is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.  To the maximum extent feasible, it is expected that the Funds’ portfolio securities transactions will be executed through the Adviser.  The Adviser seeks to provide quality execution at the best net results, taking into consideration such factors as price, size and complexity of order. Other important factors include efficiency of execution, reliability, integrity, confidentiality, and overall responsiveness of the Adviser’s wire room.  Also, the operational capability, settlement and reporting functions of the Adviser and the ability to enter trades and view Fund information electronically are important factors in deciding to execute trades internally through the Adviser.

The Davenport Core Fund paid no brokerage commissions during each of the last three fiscal years.  All transactions were executed through the Adviser, which waived all brokerage commissions.  However, the Funds could potentially incur brokerage commissions at any time should the Adviser elect not to waive commissions or if Fund trades are placed through outside brokers.

While there is no formula, agreement or undertaking to do so, a portion of the Funds’ brokerage commissions may, in the discretion of the Adviser, be allocated to those brokers or dealers that provide the Adviser with research services.  The types of research services that the Adviser may obtain include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services.  Much of the information so obtained may also be used by the Adviser for the benefit of the other clients it may have. Conversely, the Funds may benefit from such transactions effected for the benefit of other clients.  In all cases, the Adviser is obligated to effect transactions for the Funds based upon obtaining the most favorable price and execution.  Factors considered by the Adviser in determining whether the Funds will receive the most favorable price and execution include, among other things: the size of the order, the broker’s ability to effect and settle the transaction promptly and efficiently and the Adviser’s perception of the broker’s reliability, integrity and financial condition.

As of March 31, 2010, the Davenport Core Fund held common stock issued by the parent companies of J.P. Morgan Securities Inc. (the market value of which was $2,314,515) and BB&T Investment Services, Inc. (the market value of which was $1,934,590).  J.P. Morgan Securities Inc. and BB&T Investment Services, Inc. are two of the Trust’s “regular broker-dealers” as defined in the 1940 Act.

Codes of Ethics.   The Trust, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act which permits personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds.  The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Funds offer the following shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the transaction.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular periodic investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the fifteenth and/or the last business day of the month as indicated on the Account Application.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

Systematic Withdrawal Plan.  Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan.  A shareholder may receive monthly or bi-monthly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month on the 15th and/or last business day of the month).  Payments may be made directly to an investor’s account with a commercial bank or other depository institution via an Automated Clearing House (“ACH”) transaction.

Instructions for establishing this service are included in the Account Application or are available by calling the Funds.  Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the withdrawal date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Signature Guarantees” in the Prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Funds.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment.  In addition, systematic withdrawals may result in realized long-term or short-term capital gains or losses, or, in certain circumstances, may be treated as dividends for tax purposes.  The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds.  Applications and further details may be obtained by calling the Funds at 1-800-281-3217, or by writing to:

The Davenport Funds
Shareholder Services
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Transfer of Registration.  To transfer shares to another owner, send a written request to the Funds at the address shown herein.  Your request should include the following:  (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading “Signature Guarantees”); and (5) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Funds.

PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value next determined after the order is received.  An order received prior to the close of the regular session of trading of the New York Stock Exchange (the “Exchange”), generally 4:00 p.m., Eastern time, will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day.  An order to purchase shares is not binding on the Funds until it has been confirmed in writing (or unless other arrangements have been made with the Funds, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

Due to Internal Revenue Service regulations, applications without social security or tax identification numbers will not be accepted.  If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Funds are required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Funds within 60 days.

Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and (iii) to reduce or waive the minimum for initial and subsequent investments under some circumstances, including circumstances where certain economies can be achieved in sales of Fund shares.

Purchases in Kind.  The Funds may accept securities in lieu of cash in payment for the purchase of shares of the Funds.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long term investment of the Funds, the marketability of such securities, and other factors that the Adviser may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “How Net Asset Value is Determined” in the Prospectus.

Employees and Affiliates of the Funds.  The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing their shareholders.  However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Funds, the Adviser and certain parties related thereto, including clients of the Adviser or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if shareholders consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the SEC may permit.

No charge is made by the Funds for redemptions, although the Trustees could impose a redemption charge in the future.  Any redemption may be for more or less than the amount of the shareholder’s investment depending on the market value of the securities held by the Funds.

There is currently no charge by the Funds for wire redemptions.  However, the Funds reserve the right, upon thirty days written notice, to make reasonable charges for wire redemptions.  All charges will be deducted from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemptions in Kind.  The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind.  It is possible, however, that conditions may exist which would, in the opinion of the Adviser, make it in the best interests of the Funds and their shareholders to do so. The Board of Trustees has authorized payment to be made in portfolio securities or other property of the Funds.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of a Fund’s net assets at the beginning of such period unless the shareholder consents to receiving the entire distribution in kind.

NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for overseeing the good faith determination of the fair value of the securities and other assets of the Funds, and they have adopted procedures to do so, as follows.  The net asset value of each Fund is determined as of the close of the regular session of trading of the Exchange (currently 4:00 p.m., Eastern time) on each “Business Day.”

A Business Day means any day, Monday through Friday, except for the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding.  Net asset value includes interest on fixed income securities, which is accrued daily.

FUND EXPENSES

Each Fund pays all expenses not assumed by the Adviser, including its advisory fees.  Fund expenses include, among others, the fees and expenses, if any, of the Trustees who are not “affiliated persons” of the Adviser or the Distributor, fees of the Custodian, interest expense, taxes, brokerage fees and commissions, fees and expenses of the Funds’ shareholder servicing operations, fees and expenses of qualifying and registering the Funds’ shares under federal and state securities laws, expenses of preparing, printing and distributing prospectuses and reports to existing shareholders, auditing and legal expenses, insurance expenses, association dues, fees and expenses of the Trust’s CCO, and the expense of shareholders’ meetings and proxy solicitations.  The Funds are also liable for any nonrecurring expenses as may arise such as litigation to which the Funds may be a party.  The Funds may be obligated to indemnify the Trustees and officers with respect to such litigation. All expenses of a Fund are accrued daily on the books of the Fund at a rate which, to the best of its belief, is equal to the actual expenses expected to be incurred by the Fund in accordance with generally accepted accounting practices.

General Trust expenses are allocated among the Trust’s series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund  (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

ADDITIONAL TAX INFORMATION

Taxation of the Funds.   Each Fund intends to qualify annually for the special tax treatment afforded a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) so that it does not pay federal taxes on income and capital gains distributed to shareholders.   Among the requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income.  In addition to this distribution requirement, each Fund must (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership (“PTP”); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund’s total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund’s investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund’s total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs.  For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying income for a RIC.

While the above requirements are aimed at qualification of the Funds as RICs under Subchapter M of the Code, the Funds also intend to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Funds remain qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains.  A nondeductible 4% federal excise tax will be imposed on each Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years.  While each Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Funds indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.  If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and the provisions relating to qualified dividend income.  The Board of Trustees reserves the right not to maintain the qualification of the Funds as RICs if it determines such course of action to be beneficial to shareholders.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.   As of March 31, 2010, the Davenport Core Fund had capital loss carryforwards for federal income tax purposes of $13,204,982, of which $2,581,964 expires March 31, 2017 and $10,623,018 expires March 31, 2018.  These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

Tax Status of the Funds’ Dividends and Distributions.   Dividends paid by the Funds derived from net investment income or net short-term capital gains are generally taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares.  However, dividends from net investment income to the extent the Funds receive qualified dividend income will be taxable to individuals at net capital gains rates.  Qualified dividend income is, in general, income from dividends the Funds receive from taxable domestic corporations and certain foreign corporations, subject to certain holding period and other requirements.  Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long you have held your Fund shares.  For information on “backup” withholding, see “Purchase of Shares” above.

For corporate shareholders, the dividends received deduction, if applicable, should apply to a portion of the dividends paid by each Fund.  Each Fund will send shareholders information each year on the tax status of dividends and disbursements.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and regardless of how long you have held your Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.

Sale, Exchange or Redemption of Fund Shares.   A sale, exchange or redemption of shares of the Funds by a shareholder is generally a taxable event.  For federal income tax purposes, any loss upon the sale of shares of the Funds held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder.

Shareholders should consult their tax advisors regarding the federal, state, local and foreign tax consequences resulting from the ownership of shares of the Funds.

GENERAL INFORMATION ABOUT THE TRUST

The Funds are no-load, diversified series of Williamsburg Investment Trust, an open-end management investment company organized as a Massachusetts business trust in July 1988.   Prior to August 1, 2008, the name of the Davenport Core Fund was The Davenport Equity Fund.  The Board of Trustees has overall responsibility for management of the Funds under the laws of Massachusetts governing the responsibilities of trustees of business trusts. The Declaration of Trust of the Trust currently provides for the shares of eleven funds, or series, to be issued. The Trustees are permitted to create additional series, or funds, at any time.

Shares of the Funds, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.  Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  The Trustees will hold office indefinitely, except that:  (1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust’s custodian.  Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees.  Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.).  Shareholder inquiries may be made in writing, addressed to the Funds at the address contained in this Statement of Additional Information.  In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act.  The Trust does not expect to hold annual meetings of shareholders.

Upon liquidation of the Trust or a particular fund of the Trust, holders of the outstanding shares of the fund being liquidated shall be entitled to receive, in proportion to the number of shares of the fund held by them, the excess of that fund’s assets over its liabilities.  On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the fund, shall be voted in the aggregate and not by fund, except (i) when required by the 1940 Act, shares shall be voted by individual fund; and (ii) when the matter does not affect any interest of a particular fund, then only shareholders of the affected fund or funds shall be entitled to vote thereon.  Examples of matters that affect only a particular fund could be a proposed change in the fundamental investment objectives or policies of that fund or a proposed change in the investment advisory agreement for a particular fund.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust.  The Declaration of Trust, therefore, contains provisions that are intended to mitigate such liability.

Stock certificates will not be issued for your shares.  Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

Proxy Voting Policies and Procedures.   The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Funds intend to vote proxies relating to portfolio securities.  The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix A.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Disclosure Policy.  The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Funds, and disclosure of purchases and sales of such securities, may be made to shareholders of the Funds or other persons.

•
Public disclosure regarding the securities held by the Funds (“Portfolio Securities”) is made quarterly in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q.

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Each of the Funds posts a complete listing of its Portfolio Securities on a daily basis at www.investdavenport.com.  The listing of Portfolio Securities is current to the previous day’s close of the market.  The website is open to the general public.

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Information regarding Portfolio Securities as of the end of the most recent calendar quarter, and other information regarding the investment activities of the Funds during such quarter, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds.

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Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Funds.

CALCULATION OF PERFORMANCE DATA

Each Fund may, from time to time, advertise certain total return information.  The average annual total returns of each Fund are computed by finding the average compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of a Fund’s operations) that would equate the initial amount invested to the ending redeemable value (after adjusting for the reinvestment of any income dividends and capital gain distributions).  In particular, the average annual total returns of a Fund (“T”) are computed by using the redeemable value at the end of a specified period of time (“ERV”) of a hypothetical initial investment of $1,000 (“P”) over a period of time (“n”) according to the formula P (l+T)n = ERV.

Average annual total returns may also be calculated (i) after taxes on distributions and (ii) after taxes on distributions and redemption of Fund shares at the end of the period.  The calculations assume deduction of all taxes due on such Fund distributions.  The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption.  After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution.  The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions).  The tax rates may vary over the course of the measurement period.  State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax.  Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown.  The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Funds’ past performance, before and after taxes, is not necessarily an indication of how the Funds will perform in the future.

The table below shows the Davenport Core Fund’s average annual total returns for periods ended March 31, 2010:

One Year	45.20%
Five Years	2.70%
Ten Years	1.06%

In addition, each Fund may advertise other total return performance data (“Nonstandardized Return”).  Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and it assumes reinvestment of all dividends and capital gain distributions.  Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, each Fund may advertise its yield.  A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)6 - 1]

Where:
a =	dividends and interest earned during the period
b =	expenses accrued for the period (net of reimbursements)
c =	the average daily number of shares outstanding during the period that were entitled to receive dividends
d =	the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security.  Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yield of the Davenport Core Fund for the 30 days ended March 31, 2010 was 0.67%

The Funds’ performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.   In particular, the Davenport Core Fund and the Davenport Value & Income Fund may compare their performance to the S&P 500 Index and the Davenport Equity Opportunities Fund may compare its performance to the S&P MidCap 400 Index, which are generally considered to be representative of the performance of unmanaged large-cap and mid-cap common stocks, respectively, that are publicly traded in the United States securities markets.   Comparative performance may also be expressed by reference to rankings or broad groups of mutual funds, as prepared or tracked and published by mutual fund monitoring services, such as Lipper or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals.  Performance comparisons may be useful to investors who wish to compare the Funds’ past performance to that of other mutual funds and investment products.  Of course, past performance is not a guarantee of future results.

•
Lipper ranks funds in various fund categories by making comparative calculations using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

•	Morningstar, Inc. rates mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for one month.

Investors may use such indices and averages in addition to the Funds’ Prospectus to obtain a more complete view of the Funds’ performance before investing.  Of course, when comparing the Funds’ performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons.  When comparing funds using reporting services or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.  Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods.  The total returns represent the historic change in the value of an investment in the Funds assuming reinvestment of dividends and distributions over a specified period of time.

From time to time the Funds may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation.  The Funds may also disclose from time to time information about their portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor’s Ratings Group and Moody’s Investors Service, Inc.).  The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators.  The Funds may also present their performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser’s view of current or past market conditions or historical trends.  The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children’s education, or other future needs.

FINANCIAL STATEMENTS AND REPORTS

The financial statements of the Funds will be audited at least once each year by an independent registered public accounting firm. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account.  A copy of the Annual Report will accompany this Statement of Additional Information whenever the Statement of Additional Information is requested by a shareholder or prospective investor.  The financial statements of the Davenport Core Fund as of March 31, 2010, together with the report of the independent registered public accounting firm thereon, are incorporated herein by reference to the Annual Report of the Fund.   The Davenport Value & Income Fund and the Davenport Equity Opportunities Fund are newly organized and therefore no financial information with respect to such Funds is included in this Statement of Additional Information.

APPENDIX A

WILLIAMSBURG INVESTMENT TRUST

POLICIES AND PROCEDURES FOR VOTING PROXIES

1.         Purpose.  The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by the Trust.  These policies and procedures are to be implemented by the Investment Advisers to the various Funds.

2.         Definitions

(a)           Proxy.  A proxy permits a shareholder to vote without being present at annual or special meetings.  A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter.  Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

(b)           Proxy Manager.  Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Investment Advisers to the various Funds as being responsible for supervising and implementing these Policies and Procedures.

3.         Policy for Voting Proxies.

(a)           Fiduciary Considerations.  Proxies are voted solely in the interests of the shareholders of the Trust.  Any conflict of interest must be resolved in the way that will most benefit the shareholders.

(b)           Management Recommendations.  Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight.

The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock.  However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Trust’s shareholders.

4.         Conflicts of Interest.   The Trust recognizes that under certain circumstances the Investment Advisers may have a conflict of interest in voting proxies on behalf of the various Funds.  Such circumstances may include, but are not limited to, situations where the Investment Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote.  The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager.  The Investment Adviser shall not vote proxies relating to such issuers on behalf of the Funds until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below.  A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy.  Materiality determinations will be based upon an assessment of the particular facts and circumstances.  If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict.  If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Audit Committee and the Investment Adviser shall follow the instructions of the Audit Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Audit Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Audit Committee on a quarterly basis.

5.         Routine Proposals.  Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.

6.         Non-routine Proposals.

(a)           Guidelines on Anti-takeover Issues.  Since anti-takeover proposals generally reduce shareholders’ rights, the vote with respect to these proposals should generally be “against.”  During review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast.  This may (but is not required to) be the case for staggered board and fair price amendments.  Other anti-takeover issues include supermajority rules, superstock, poison pills and greenmail.

(b)           Guidelines on Social and Political Issues.  Social and political issues should be reviewed on a case by case basis.  Votes should generally be cast with management on social or political issues, subject to review by the proxy manager appointed by the Investment Adviser who shall be the portfolio manager, securities analyst or other investment professional.

7.         Proxy Manager Approval.  Votes on non-routine matters (including the matters in paragraph 5 and mergers, stock option and other compensation plans) and votes against a management’s recommendations are subject to approval by the proxy manager.

8.         Proxy Voting Procedures.  Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager’s supervision.  A reasonable effort should be made to obtain proxy material and to vote in a timely fashion.  Records should be maintained regarding the voting of proxies under these Policies and Procedures.

9.         Report to the Board.  On an annual basis, the proxy manager or his designee will report in writing to the Board of Trustees on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.

10.         Investment Advisers’ Voting Procedures. The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients which have been delivered to the Trust.  To the extent that such policies and procedures are consistent with these Policies and Procedures, the Investment Advisers may implement them with respect to voting proxies on behalf of the various Funds.  However, the provisions of paragraph 4 of these Policies and Procedures relating to conflicts of interest shall supercede any comparable provisions of the Investment Advisers’ policies and procedures.

As adopted November 1, 2004

Davenport & Company LLC (The “Adviser”)

Proxy Voting Policies and Procedures

If directed in writing by the client, Adviser will be responsible for voting proxies for accounts in Adviser’s Investment Advisory programs.  The Adviser intends to exercise a voice on behalf of clients in matters of corporate governance through the proxy process.  The Adviser takes its fiduciary responsibilities very seriously and believes the right to vote a proxy is a significant asset of shareholders and clients.  The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of clients’ investments.

The Adviser has delegated the responsibility of overseeing the proxy voting process to a Proxy Voting Coordinator (the “Coordinator”). The Adviser’s proxy voting policies and procedures are outlined below.

General Policy for Voting Proxies

The Adviser will vote proxies solely in the interests of its clients and will vote consistently across the client base.

The Adviser shall not vote proxies for privately held securities, nor shall extraordinary measures, such as, but not limited to travel, be taken to submit a proxy vote.  The Adviser will generally not vote proxies when the cost of voting on a particular proxy proposal could exceed the expected benefit to a client.

From time to time, the Adviser may abstain from voting proxies for securities that have not been selected through the advisory process but are held in a client account per the client’s direction.

Since the quality and depth of management is a primary factor considered when investing in a company, the Adviser gives substantial weight to the recommendation of management on any issue.  However, the Adviser will consider each issue on its own merits, and the position of a company’s management will not be supported in any situation where it is found not to be in the best interests of clients.  Proxy voting, absent any unusual circumstances or conflicts of interest, will be conducted in accordance with the procedures set forth below.

Proxy Voting Process:  Voting Governance

The Adviser has contracted with Broadridge, an independent third party to provide all proxy voting and recordkeeping services through "ProxyEdge." ProxyEdge has contracted with Glass Lewis, a leading independent provider of global proxy analysis and voting services to provide voting recommendations. The Coordinator will monitor the voting and recordkeeping of all proxies and generally review each vote to ensure the voting follows the established Adviser guidelines. The Coordinator has the ability to override the recommended vote of Glass Lewis if it is determined the recommended vote is in direct conflict with the established guidelines of the Adviser or if it is determined a conflict of interest exists.

The Monitoring Process

The Adviser has elected to use the "Typical Investment Manager Policy" provided by ProxyEdge for voting recommendations. This policy was designed to maximize returns for investment advisors by voting in a manner that generally supports management while carefully limiting risk to investors.  ProxyEdge automatically records the vote utilizing the recommendations supplied by Glass Lewis and this policy.

The Coordinator and his/her designee receive email alerts from ProxyEdge, notifying the Adviser of meeting dates and voting deadlines. As part of the monitoring process, the ProxyEdge website is checked regularly to ensure votes have been cast on securities with outstanding proxies.  At this time the votes are checked to ensure they are cast within the established Adviser guidelines.

The Coordinator will have the following responsibilities:

1.	Review contract with Broadridge (ProxyEdge) and communicate with them to resolve any problems that may arise
2.	Monitor "ProxyEdge" email alerts
3.	Monitor voting recommendations from a professional proxy voting service (Glass Lewis),
4.	Solicit information from the Adviser and its’ employees about potential conflict of interest,
5.	Maintain a “proxy conflicts watch list” in coordination with the Adviser’s Compliance Department,
6.	Notify the Chief Investment Officer and the responsible Compliance Officer when an upcoming vote is subject to a conflict of interest,
7.	Monitor proxy votes via the ProxyEdge website to ensure they are voted in accordance with recommendation of Glass Lewis and/or the established guidelines of the Adviser,
8.	Maintain records for any client requests for voting information.

Conflicts of Interest

The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Conflicts of interest may be the result of personal or business relationships, or due to circumstances that may arise during the conduct of the Adviser’s business.   Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote.  The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of clients and to bring such information to the attention of the Coordinator.

Coordinator will make a reasonable effort to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of clients.  The Coordinator shall bring any known conflict of interest to the attention of the Chief Investment Officer.

The Adviser believes that certain proxies pertaining to a mutual fund are a potential conflict.  For example, the Adviser may have a conflict of interest when the Adviser is solicited to vote client proxies approving an increase in fees deducted from mutual fund assets pursuant to a 12b-1 plan if the fees are a source of revenue for the Adviser.

The Coordinator may vote proxies relating to issuers where a potential conflict of interest is identified, if the Coordinator, in consultation with the Compliance Department, has determined that the conflict of interest is not material.  A conflict of interest will be considered material if it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy.  Materiality determinations will be based upon an assessment of the particular facts and circumstances.   In the event that a material conflict arises, the proxy will be voted in accordance with the recommendation of Glass Lewis.  The Coordinator shall memorialize all materiality decisions.

Appointment of Coordinator

In general, the Coordinator is appointed by the Adviser’s Chief Investment Officer.

Common Proposals

The Adviser recognizes that there are common proposals that routinely appear on proxies. Listed below are examples of voting decisions for the types of proposals that are most frequently presented:

Election of the Board of Directors

The Adviser believes that good governance starts with an independent board, unfettered by significant ties to management, all of whose members are elected annually. In addition, key board committees should be entirely independent.

The Adviser generally supports the election of directors that result in a board made up of a majority of independent directors.

The Adviser generally does not support the election of non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

The Adviser will hold directors accountable for the actions of the committees on which they serve.  For example, the Adviser generally does not support nominees who serve on the compensation committee if they approve excessive compensation arrangements or propose equity-based compensation plans that unduly dilute the ownership interests of stockholders.

The Adviser generally supports shareholder efforts to declassify existing boards, and will generally block efforts by companies to adopt classified board structures.

Approval of Independent Auditors

The Adviser believes that the relationship between the company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence.

The Adviser does not support proposed auditors where non-audit fees make up more than 50% of the total fees paid by the company to the audit firm.

The Adviser will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether the Adviser believes independence has been compromised.

Equity-based Compensation Plans

The Adviser believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees, and directors. Conversely, the Adviser is opposed to plans that substantially dilute its clients’ ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

The Adviser generally does not support plans where total potential dilution (including all equity-based plans) exceeds 15% of shares outstanding.

The Adviser generally does not support plans if annual option grants have exceeded 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan's impact on our clients, the Adviser considers other factors such as the nature of the industry and size of the company.

The Adviser generally opposes plans that have any of the following structural features:

•	Ability to re-price underwater options
•	Ability to issue options with an exercise price below the stock's current market price.
•	Ability to issue reload options.
•	Automatic share replenishment ("evergreen") feature.

The Adviser generally supports measures intended to increase long-term stock ownership by executives.  These may include:

•	Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive's salary).
•	Requiring stock acquired through option exercise to be held for a certain period of time.
•	Using restricted stock grants instead of options.

To this end, the Adviser supports expensing the fair market value of option grants because it substantially eliminates their preferential financial statement treatment vis-à-vis stock grants, furthering the case for increased ownership by corporate leaders and employees.

The Adviser generally supports the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

Corporate Structure and Shareholder Rights

The Adviser believes that shareholders should have voting power equal to their equity interest in the company and should be able to approve (or reject) changes to the corporation's by-laws by a simple majority vote.

The Adviser generally supports proposals to remove super-majority (typically from 66.7% to 80%) voting requirements for certain types of proposals.

The Adviser supports proposals to lower barriers to shareholder action (e.g., limited rights to call special meetings, limited rights to act by written consent).

The Adviser generally opposes proposals for a separate class of stock with disparate voting rights.

The Adviser generally supports proposals to subject shareholder rights plans ("poison pills") to a shareholder vote.  In evaluating these plans, the Adviser is more likely to support arrangements with short-term (less than 3 years) sunset provisions, qualified bid/permitted offer provisions ("chewable pills") and/or mandatory review by a committee of independent directors at least every three years (so-called "TIDE" provisions).

Corporate and Social Policy Issues

The Adviser believes that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors. Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices.

The Adviser generally opposes these types of proposals, although the Adviser may make exceptions in certain instances where it believes a proposal has substantial economic implications.  The Adviser recognizes it may not be able to reflect accurately the stance of the Adviser’s broad client base, and, therefore reserves the right to issue an abstention from vote regarding this type of proposal.

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust — Incorporated herein by reference to Registration Statement on Form N-1A

(b)	Bylaws — Incorporated herein by reference to Registration Statement on Form N-1A

(c)	Incorporated herein by reference to Agreement and Declaration of Trust and Bylaws

(d)	(i)	Investment Advisory Agreement for The Jamestown Equity Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29 filed on August 1, 1997

(ii)	Investment Advisory Agreement for The Jamestown Balanced Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29 filed on August 1, 1997

(iii)	Investment Advisory Agreement for The Jamestown Tax Exempt Virginia Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29 filed on August 1, 1997

(iv)	(a)
Investment Advisory Agreement for the FBP Balanced Fund (formerly the FBP Contrarian Balanced Fund) — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 40 filed on July 29, 2004

(b)	Amendment to Investment Advisory Agreement for the FBP Balanced Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on August 1, 2000

(v)	(a)	Investment Advisory Agreement for the FBP Value Fund (formerly the FBP Contrarian Equity Fund) — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 40 filed on July 29, 2004
(b)	Amendment to Investment Advisory Agreement for the FBP Value Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on August 1, 2000

(vi)	Investment Advisory Agreement for The Government Street Equity Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 41 filed on November 15, 2004

(vii)	Investment Advisory Agreement for The Alabama Tax Free Bond Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 41 filed on November 15, 2004

(viii)	Investment Advisory Agreement for The Government Street Mid-Cap Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 40 filed on July 29, 2004

(ix)	Investment Advisory Agreement for The Davenport Core Fund (formerly The Davenport Equity Fund) — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 31 filed on July 31, 1998

(x)	Form of Investment Advisory Agreement for the Davenport Value & Income Fund — Filed herewith

(xi)	Form of Investment Advisory Agreement for the Davenport Equity Opportunities Fund — Filed herewith

(e)	Distribution Agreements with Ultimus Fund Distributors, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 35 filed on May 18, 2001

(f)	Inapplicable

(g)	Custody Agreement with U.S. Bank, N.A. (formerly Firstar Bank) — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 26 filed on August 1, 1996

(h)	(i)	Mutual Fund Services Agreement with Ultimus Fund Solutions, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 46 filed on July 29, 2008

(ii)	Compliance Consulting Agreement with Ultimus Fund Solutions, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 filed on July 27, 2007

(i)	Opinion and Consent of Counsel relating to Issuance of Shares — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 39 filed on August 29, 2003

(j)	Consent of Independent Registered Public Accounting Firm — Filed herewith

(k)	Inapplicable

(l)	Inapplicable

(m)	Inapplicable

(n)	Inapplicable

(o)	Reserved

(p)	(i)	Code of Ethics of The Jamestown Funds — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 filed on July 27, 2007

(ii)	Code of Ethics of Lowe, Brockenbrough & Company, Inc. — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 filed on July 27, 2007

(iii)	Code of Ethics of the Flippin, Bruce & Porter Funds — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 filed on July 29, 2009.

(iv)	Code of Ethics of Flippin, Bruce & Porter, Inc. — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 44 filed on July 28, 2006

(v)	Code of Ethics of The Government Street Funds — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 44 filed on July 28, 2006

(vi)	Code of Ethics of Leavell Investment Management, Inc. — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 filed on July 29, 2009

(vii)	Code of Ethics of The Davenport Core Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 filed on July 29, 2009

(viii)	Code of Ethics of Davenport & Company LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 filed on July 29, 2009

(ix)	Code of Ethics of Ultimus Fund Distributors, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 46 filed on July 29, 2008

(Other)
Powers of Attorney for Austin Brockenbrough, III, John T. Bruce, Charles M. Caravati, III, J. Finley Lee, Jr., Richard L. Morrill, Harris V. Morrissette and Samuel B. Witt, III — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 44 filed on July 28, 2006

Power of Attorney for Robert S. Harris — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 46 filed on July 29, 2008

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VIII of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

SECTION 8.4 Indemnification of Trustees and Officers.  Subject to the limitations set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Fund or Funds to which the conduct in question relates) each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (referred to hereinafter, together with such person’s heirs, executors, administrators or other legal representatives, as a “covered person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any covered person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such covered person may be or may have been involved as a party or otherwise or with which such covered person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such covered person (i) did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (either and both of the conduct described in clauses (i) and (ii) above being referred to hereinafter as “Disabling Conduct”).  A determination that the covered person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that such covered person was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative action against such covered person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that such covered person was not liable by reason of Disabling Conduct by (a) vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as the quoted phrase is defined in Section 2(a) (19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the “Disinterested Trustees”), or (b) an independent legal counsel in a written opinion.  Expenses, including accountants’ and counsel fees so incurred by any such covered person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the covered person shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and if (i) the covered person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full inquiry), that there is reason to believe that the covered person ultimately will be entitled to indemnification hereunder.

SECTION 8.5 Compromise Payment.  As to any matter disposed of by a compromise payment by any covered person referred to in Section 8.4 hereof, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion.  Approval by the Independent Trustees pursuant to clause (ii) shall not prevent the recovery from any covered person of any amount paid to such covered person in accordance with either of such clauses as indemnification if such covered person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such covered person’s action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such covered person’s office.

SECTION 8.6 Indemnification Not Exclusive.  The right of indemnification provided by this Article VIII shall not be exclusive of or affect any of the rights to which any such covered person may be entitled.  Nothing contained in this Article VIII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant’s Investment Advisory Agreements provide for indemnification of each of the Advisors as follows:

8.(b) Indemnification of Advisor.  Subject to the limitations set forth in this Subsection 8(b), the Trust shall indemnify, defend and hold harmless (from the assets of the Fund or Funds to which the conduct in question relates) the Advisor against all loss, damage and liability, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by the Advisor in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, related to or resulting from this Agreement or the performance of services hereunder, except with respect to any matter as to which it has been determined that the loss, damage or liability is a direct result of (i) a breach of fiduciary duty with respect to the receipt of  compensation for services; or (ii) willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its duties under this Agreement (either and both of the conduct described in clauses (i) and (ii) above being referred to hereinafter as “Disabling Conduct”).  A determination that the Advisor is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Advisor was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against the Advisor for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Advisor was not liable by reason of Disabling Conduct by: (a) vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as the quoted phrase is defined in Section 2 (a) (19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similar grounds that is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the “Independent Trustees”), or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by the Advisor (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the Advisor shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Subsection 8(b) and if (i) the Advisor shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Advisor ultimately will be entitled to indemnification hereunder.

As to any matter disposed of by a compromise payment by the Advisor referred to in this Subsection 8(b), pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of the Independent Trustees or (ii) by an independent legal counsel in a written opinion.  Approval by the Independent Trustees pursuant to clause (i) shall not prevent the recovery from the Advisor of any amount paid to the Advisor in accordance with either of such clauses as indemnification if the Advisor is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that the Advisor’s action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in its conduct under the Agreement.

The right of indemnification provided by this Subsection 8(b) shall not be exclusive of or affect any of the rights to which the Advisor may be entitled.  Nothing contained in this Subsection 8(b) shall affect any rights to indemnification to which Trustees, officers or other personnel of the Trust, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Board of Trustees of the Trust shall take all such action as may be necessary and appropriate to authorize the Trust hereunder to pay the indemnification required by this Subsection 8(b) including, without limitation, to the extent needed, to determine whether the Advisor is entitled to indemnification hereunder and the reasonable amount of any indemnity due it hereunder, or employ independent legal counsel for that purpose.

8. (c)  The provisions contained in Section 8 shall survive the expiration or other termination of this Agreement, shall be deemed to include and protect the Advisor and its directors, officers, employees and agents and shall inure to the benefit of its/their respective successors, assigns and personal representatives.

The Distribution Agreements with Ultimus Fund Distributors, LLC (the “Distributor”) provide that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreements.  Registrant will advance attorneys’ fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy provides coverage to the Registrant and its Trustees and officers.  Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.  The Registrant may not pay for insurance which protects its Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

Item 31.	Business and Other Connections of the Investment Adviser

Lowe, Brockenbrough & Company, Inc. (“LB&C”), 1802 Bayberry Court, Suite 400, Richmond, Virginia 23226, is a registered investment adviser providing investment advisory services to three series of Registrant:  The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund.  LB&C also provides investment advisory services to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, and individuals.  The following list sets forth the directors and officers of LB&C and the business and other connections of a substantial nature engaged in at any time during the past two years:

(i)	Austin Brockenbrough III—Managing Director of LB&C
▪	Trustee of Registrant and Vice President of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund

(ii)	Lawrence B. Whitlock, Jr.—Managing Director of LB&C
▪	Vice President of The Jamestown Balanced Fund and The Jamestown Equity Fund

(iii)	David A. Lyons—Managing Director of LB&C

(iv)	Charles M. Caravati III—Managing Director of LB&C
▪	President of The Jamestown Balanced Fund and The Jamestown Equity Fund

(v)	William R. Claiborne—Managing Director of LB&C

(vi)	Robert R. Burke—Managing Director of LB&C

(vii)	Austin Brockenbrough IV—Managing Director of LB&C

(viii)	Page T. Reece—Chief Compliance Officer of LB&C
•	Compliance Officer of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund

Flippin, Bruce & Porter, Inc. (“FBP”), 800 Main Street, Suite 202, Lynchburg, Virginia 24505, is a registered investment adviser providing investment advisory services to two series of Registrant: the FBP Balanced Fund and the FBP Value Fund.  FBP also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, and individuals.  The following list sets forth the directors and officers of FBP and the business and other connections of a substantial nature engaged in at any time during the past two years:

(i)	John T. Bruce—President, Director and member of Executive Committee of FBP
▪	President of FBP Balanced Fund and FBP Value Fund

(ii)	John M. Flippin—Director of FBP
▪	Vice President of FBP Balanced Fund and FBP Value Fund

(iii)	Robert G. Porter III—Director of FBP
▪	Vice President of FBP Balanced Fund and FBP Value Fund

(iv)	David J. Marshall—Secretary, Director and member of Executive Committee of FBP
•	Vice President of FBP Balanced Fund and FBP Value Fund

(v)	John H. Hanna IV—Vice President, Director and member of Executive Committee of FBP
•	Vice President of FBP Balanced Fund and FBP Value Fund

(vi)	Teresa L. Sanderson—Chief Compliance Officer of FBP
•	Compliance Officer of FBP Balanced Fund and FBP Value Fund

(vii)	Michael E. Watson—Treasurer and Controller of FBP

(viii)	Stephen W. Simmons—Member of Executive Committee of FBP

(ix)	Norman D. Darden—Member of Executive Committee of FBP

Leavell Investment Management, Inc. (“LIM”), 150 Government Street, Mobile, Alabama 36633, is a registered investment adviser providing investment advisory services to three series of Registrant: The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund.  LIM also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, and individuals.  The following list sets forth the directors and officers of LIM and the business and other connections of a material nature engaged in at any time during the past two years:

(i)	Thomas W. Leavell—President, Chief Executive Officer and Director of LIM
•	President of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund

(ii)	Timothy S. Healey—Executive Vice President, Chief Investment Officer and Director of LIM
•	Vice President of The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund

(iii)	Janet R. Hayes—Executive Vice President, Chief Operating Officer and Director of LIM

(iv)	Michael C. Teel—Senior Vice President of LIM

(v)	Mary S. Hope—Vice President of LIM
•	Vice President of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund

(vi)	Richard E. Anthony—Vice President of LIM

(vii)	Richard M. Stimpson—Vice President of LIM

(viii)	Andrew A. Saunders—Director of LIM

(ix)	Michael J. Hofto—Vice President, Chief Financial Officer and Treasurer of LIM

(x)	Margaret H. Alves—Chief Compliance Officer, Secretary and Director of LIM
•	Compliance Officer of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund

(xi)	John M. Williams — Vice President of LIM
•	Previously Managing Director of Institutional Fixed Income Division for Morgan Keegan & Company, Inc.

Davenport & Company LLC (“Davenport”), One James Center, Richmond, Virginia 23285, is a registered investment adviser providing investment advisory services to three series of Registrant, the Davenport Core Fund, the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund.  Davenport is a registered broker-dealer and also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, and individuals.  The following list sets forth the directors and officers of Davenport and the business and other connections of a material nature engaged in at any time during the past two years:

(i)	Coleman Wortham III—President, Chief Executive Officer, Chief Operating Officer and a Director of Davenport

(ii)	John P. Ackerly IV—Senior Vice President and a Director of Davenport
▪	President of the Davenport Core Fund, the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund

(iii)	Michael S. Beall—Executive Vice President and a Director of Davenport

(iv)	James M. Traudt—Senior Vice President and a Director of Davenport

(v)	David M. West—Senior Vice President and a Director of Davenport

(vi)	Harry B. Beadell—Senior Vice President and a Director of Davenport

(vii)	Edward R. Lawton, Jr.—Senior Vice President and a Director of Davenport

(viii)	Joseph L. Keiger III—Senior Vice President and a Director of Davenport

(ix)	Edward Trigg Brown, Jr.—Executive Vice President and a Director of Davenport

(x)	James F. Lipscomb, Jr.—Executive Vice President and a Director of Davenport

(xi)	Ann M. Richmond—Senior Vice President, Treasurer and a Director of Davenport

(xii)	Kenneth S. Gregory—Senior Vice President and a Director of Davenport

(xiii)	Henry L. Valentine II—Chairman and a Director of Davenport

(xiv)	Henry L. Valentine III—Senior Vice President and a Director of Davenport

(xv)	Barbour R. Farinholt.—Senior Vice President and a Director of Davenport

(xvi)	Eugene M. Valentine, Jr.—Senior Vice President and a Director of Davenport

(xvii)	Lucy W. Hooper—Executive Vice President and a Director of Davenport

(xviii)	Robert F. Mizell—Executive Vice President, Chief Financial Officer and a Director of Davenport

(xix)	William R. Barksdale IV—Senior Vice President and a Director of Davenport

(xx)	William M. Noftsinger, Jr.—Senior Vice President and a Director of Davenport

(xxi)	Victor L. Harper—Senior Vice President and a Director of Davenport

(xxii)	Brian A. McCormack—Senior Vice President, Chief Compliance Officer and AML Compliance Officer of Davenport

(xxiii)	David P. Rose—Senior Vice President and a Director of Davenport

(xxiv)	W. David Gorsline, Jr.—Senior Vice President and a Director of Davenport

(xxv)	Robert B. Giles—Executive Vice President and a Director of Davenport

(xxvi)	David C. Anderson—Senior Vice President and a Director of Davenport

(xxvii)	Richard M. Coradi—Senior Vice President and a Director of Davenport

(xxviii)	Richard E. Dolan III—Senior Vice President and a Director of Davenport

(xxix)	Leavenworth M. Ferrell—Senior Vice President and a Director of Davenport

(xxx)	Kathleen R. Holman—Executive Vice President, Chief Administrative Officer and a Director of Davenport

(xxxi)	Richard W. Jones IV—Senior Vice President and a Director of Davenport

(xxxii)	Andrew J. Jowdy, Sr.—Senior Vice President and a Director of Davenport

(xxxiii)	Maura J. Lavay—Senior Vice President and a Director of Davenport

(xxxiv)	Timothy S. Taylor—Senior Vice President and a Director of Davenport

(xxxv)	Rodney D. Rullman—Senior Vice President and a Director of Davenport

(xxxvi)	Michael J.D. Kane—Senior Vice President and a Director of Davenport

(xxxvii)	Courtney E. Rogers—Senior Vice President and a Director of Davenport

(xxxviii)	James E. Crawley—Senior Vice President and a Director of Davenport

(xxxix)	Sean J. Allburn—Senior Vice President and a Director of Davenport

(xl)	Edin Terzimehic—Assistant Senior Vice President

(xli)	Denise C. Peters—First Vice President and Chief Compliance Officer for Investment Advisory Services of Davenport
•	Compliance Officer of the Davenport Core Fund, the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund

(xlii)	Christopher W. Rusbuldt— Senior Vice President and a Director of Davenport

(xliii)	Joseph W. Paucke —Senior Vice President and a Director of Davenport

(xliv)	Kevin G. Boll, Jr.— Senior Vice President and a Director of Davenport

(xlv)	George L. Smith— Senior Vice President and a Director of Davenport

(xlvi)	I. Lee Chapman IV— Senior Vice President and a Director of Davenport
•	Vice President of the Davenport Core Fund, the Davenport Value & Income Fund and the Davenport Equity Opportunities Fund

(xlvii)	Gary W. Scott— Senior Vice President and a Director of Davenport

(xlviii)	Cleighton L. Hilbert, Jr. — Senior Vice President and a Director of Davenport

Item 32.	Principal Underwriters

(a)
Ultimus Fund Distributors, LLC (the “Distributor”) also acts as the principal underwriter for Hussman Investment Trust, The GKM Funds, The Cutler Trust, Profit Funds Investment Trust, Veracity Funds, The Berwyn Funds, Schwartz Investment Trust, TFS Capital Investment Trust, CM Advisers Family of Funds, The Piedmont Investment Trust, Stadion Investment Trust, Gardner Lewis Investment Trust, Stralem Fund, The RAM Funds, AlphaMark Investment Trust, NCM Capital Investment Trust and Papp Investment Trust, other open-end investment companies.

(b)
The following list sets forth the directors and executive officers of the Distributor.  The address of the Distributor and the persons named below is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

		Position with	Position with
	Name	Distributor	Registrant
	Robert G. Dorsey	President/ Managing Director	Vice President

	John F. Splain	Secretary/ Managing Director	Secretary

	Mark J. Seger	Treasurer/ Managing Director	Treasurer

	Tina H. Bloom	Vice President	Chief Compliance Officer

	Theresa M. Bridge	Vice President	Assistant Treasurer

	Wade R. Bridge	Vice President/ Chief Compliance Officer	Assistant Secretary

	Craig J. Hunt	Vice President	Vice President/AML Compliance Officer

	Steven F. Nienhaus	Vice President	None

	Jeffrey Moeller	Vice President	None

	Julie M. Schmuelling	Vice President	None

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by the Registrant at its principal executive office located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.  Certain records, including records relating to the physical possession of Registrant’s securities, may be maintained at the main offices of Registrant’s investment advisers and custodian.

Item 34.	Management Services Not Discussed in Parts A or B

Not Applicable

Item 35.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and State of Ohio on the 28th day of September, 2010.

WILLIAMSBURG INVESTMENT TRUST

By:	/s/ John F. Splain
John F. Splain
Secretary

The term “Williamsburg Investment Trust” means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated July 18, 1988, as amended, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts.  The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant.  The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Charles M. Caravati, Jr.*	Chairman of
the Board and Trustee

/s/ Mark J. Seger	Treasurer	September 28, 2010
Mark J. Seger

Austin Brockenbrough III*	Trustee	By:	/s/ John F. Splain
John F. Splain
John T. Bruce*	Trustee		Attorney-in-fact*
September 28, 2010
J. Finley Lee, Jr.*	Trustee

Richard L. Morrill*	Trustee

Harris V. Morrissette*	Trustee

Samuel B. Witt III*	Trustee

Robert S. Harris*	Trustee

INDEX TO EXHIBITS

Item 23(d)(x)	Form of Investment Advisory Agreement for the Davenport Value & Income Fund

Item 23(d)(xi)	Form of Investment Advisory Agreement for the Davenport Equity Opportunities Fund

Item 23(j)	Consent of Independent Registered Public Accounting Firm